As filed with the Securities and Exchange Commission on December 26, 2023
Securities Act File No. 333-248085
Investment Company Act File No. 811-23603

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 6	☒
(Check appropriate box or boxes)

THE ALGER ETF TRUST
(Exact Name of Registrant as Specified in Charter)
100 Pearl Street, 27th Floor, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq. Fred Alger Management, LLC 100 Pearl Street, 27th Floor New York, NY 10004 (Name and Address of Agent for Service)	Copy to: Nicole M. Runyan, Esq. Kirkland & Ellis LLP 601 Lexington Avenue New York, NY 10022
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
SUBJECT TO COMPLETION, PRELIMINARY PROSPECTUS DATED DECEMBER 26, 2023

Prospectus [xx], 2024
	Ticker Symbol	Listing Exchange
Alger Concentrated Equity ETF	[xx]	NYSE Arca, Inc.
Alger Artificial Intelligence ETF	[xx]	NYSE Arca, Inc.

The Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents
THE ALGER ETF TRUST
1	Summary Sections
	1	Alger Concentrated Equity ETF
	6	Alger Artificial Intelligence ETF
11	Investment Objectives, Principal Investment Strategies and Related Risks
	11	Investment Objectives
	11	Principal Investment Strategies
	13	Principal Risks
18	Management and Organization
	18	Manager
	18	Portfolio Managers Primarily Responsible for Day-to-Day Management of the Funds
18	Investing in the Funds
19	Share Price and Distributions
20	Taxes
22	Additional Information
23	Disclosure of Portfolio Holdings
24	Hypothetical Investment and Expense Information
25	Financial Highlights

26	For Fund Information

Prospectus 1/26

Summary Sections
Alger Concentrated Equity ETF
Investment Objective
Alger Concentrated Equity ETF seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Alger Concentrated Equity ETF
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Alger Concentrated Equity ETF
Management Fees	[xx]%
Distribution and/or Service (12b-1) Fees*	None
Other Expenses**	[xx]%
Total Annual Fund Operating Expenses	[xx]%
Fee Waiver and/or Expense Reimbursement***	[xx]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[xx]%
*
The Fund has adopted a Rule 12b-1 plan that allows the Fund to pay annual fees not to exceed 0.25% to the Fund’s distributor for distribution and individual shareholder services; however, the Board of Trustees has determined not to authorize payment of a 12b-1 plan fee at this time, and for at least one year from the effective date of this prospectus.
**
“Other Expenses” are based on estimated amounts for the current fiscal year.
***
Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through [xx], 2025 to the extent necessary to limit other expenses of the Fund to [xx]% of the Fund’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Management Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first two years of the three-year example are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years
Alger Concentrated Equity ETF	$[xx]	$[xx]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is included for the Fund because the Fund has not yet commenced operations.

Prospectus 2/26

Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
The Fund invests primarily in the equity securities of large-cap companies that the Manager believes demonstrate promising growth potential. For these purposes, “large-cap companies” are those companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 1000 Growth Index. At December 31, 2023, the companies in this index ranged from $[xx] billion to $[xx] trillion. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights that are listed on U.S. exchanges.
The Fund will invest at least 25% of its total assets in companies focused in the following group of related industries: software, technology hardware storage and peripherals, semiconductors and semiconductor equipment, information technology services, electronic equipment instruments and components, communications equipment, broadline retail and interactive media and services, as classified by third party sources. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries.
The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally, the Fund will own no more than 30 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance. Fund holdings may differ from this number for any reason. Such reasons may be, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, consumer discretionary and communication services sectors.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, in the event of a large redemption order from an Authorized Participant (as defined below) and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
ETF Risks
•
ETF Risk – ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.
•
Market Trading Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•
Authorized Participant Concentration Risk – Only an authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants, none of which are obligated to engage in creation or

Prospectus 3/26

redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized participant concentration risks may be heightened in scenarios where Authorized Participants have limited or diminished access to the capital required to post collateral.
•
Cash Transactions Risk – The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind.
•
Large Shareholder Risk – Certain shareholders, including other funds advised by the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, an Authorized Participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.
Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
•
Information Technology Sector Risk – The Fund may have a significant portion of its assets invested in securities of technology-related companies. Therefore, the Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological

Prospectus 4/26

developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
•
Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
•
Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Non-Diversification Risk – The Fund is a non-diversified investment company. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed as ordinary income tax rates for federal income tax purposes, which may result in higher taxes than an ETF investor might expect to incur.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
No performance information will be presented until the Fund has been in operation for a full calendar year. Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.alger.com.
Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Ankur Crawford, Ph.D. Executive Vice President and Portfolio Manager Since Inception
Shareholder Information
Purchasing and Redeeming Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once the Fund commences operations, recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s website at www.alger.com.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.

Prospectus 5/26

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as if your account is held at a bank), the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 6/26

Alger Artificial Intelligence ETF
Investment Objective
Alger Artificial Intelligence ETF seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Alger Artificial Intelligence ETF
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Alger Artificial Intelligence ETF
Management Fees	[xx]%
Distribution and/or Service (12b-1) Fees*	None
Other Expenses**	[xx]%
Total Annual Fund Operating Expenses	[xx]%
Fee Waiver and/or Expense Reimbursement***	[xx]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[xx]%
*
The Fund has adopted a Rule 12b-1 plan that allows the Fund to pay annual fees not to exceed 0.25% to the Fund’s distributor for distribution and individual shareholder services; however, the Board of Trustees has determined not to authorize payment of a 12b-1 plan fee at this time, and for at least one year from the effective date of this prospectus.
**
“Other Expenses” are based on estimated amounts for the current fiscal year.
***
Fred Alger Management, LLC (the “Manager”) has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through [xx], 2025 to the extent necessary to limit other expenses of the Fund to [xx]% of the Fund’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Management Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first two years of the three-year example are based on net operating expenses, which reflect the contractual expense limitation agreed to by the Manager. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
	1 Year	3 Years
Alger Artificial Intelligence ETF	$[xx]	$[xx]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. No portfolio turnover rate is included for the Fund because the Fund has not yet commenced operations.

Prospectus 7/26

Principal Investment Strategy
The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization focusing on the development, adoption, and utilization of artificial intelligence (“AI”) technologies that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks listed on U.S. or foreign exchanges.
The Manager believes that AI technologies refers to the enablement or adoption of computer systems that perform tasks previously requiring varying levels of human intelligence such as solving problems, analyzing data, completing tasks, or creating content. AI technologies rely on various approaches, including machine learning, deep learning, natural language processing, computer vision and expert systems.
AI technologies are used in a wide array of applications across industries, such as healthcare, consumer, finance, autonomous vehicles, robotics, and more, with the aim of automating complex tasks and improving decision-making processes. Therefore, the Fund will invest at least 25% of its total assets in AI companies focused in the following group of related industries: software, technology hardware storage and peripherals, semiconductors and semiconductor equipment, information technology services, electronic equipment instruments and components, communications equipment, broadline retail and interactive media and services, as classified by third party sources. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries.
The Fund may invest a substantial portion of its assets in a smaller number of issuers. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance.
The Fund’s investments include small-, medium- and large-capitalization companies. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, in the event of a large redemption order from an Authorized Participant (as defined below) and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks involved in investing in the Fund.
ETF Risks
•
ETF Risk – ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.
•
Market Trading Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Prospectus 8/26

•
Authorized Participant Concentration Risk – Only an authorized participants who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized participant concentration risks may be heightened in scenarios where Authorized Participants have limited or diminished access to the capital required to post collateral.
•
Cash Transactions Risk – The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind.
•
Large Shareholder Risk – Certain shareholders, including other funds advised by the Manager, may from time to time own a substantial amount of the shares of the Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, an Authorized Participant, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Artificial Intelligence Risk – Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company’s products or services. Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.
Growth Securities Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.

Prospectus 9/26

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.
Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Non-Diversification Risk – The Fund is a non-diversified investment company. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.
Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing audit, regulatory, and legal standards and lack of financial reporting standards.
ADR and GDR Risk – ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed as ordinary income tax rates for federal income tax purposes, which may result in higher taxes than an ETF investor might expect to incur.
Cash Position Risk – At times, the Fund may hold up to 15% of its net assets in cash (and cash equivalents), which may underperform relative to equity securities.
Performance
No performance information will be presented until the Fund has been in operation for a full calendar year. Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.alger.com.

Prospectus 10/26

Management
Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund
Fred Alger Management, LLC	Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since Inception
Shareholder Information
Purchasing and Redeeming Fund Shares
Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Once the Fund commences operations, recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, will be available on the Fund’s website at www.alger.com.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gains. The Fund is actively managed, and as a result, investors may receive capital gains distributions annually.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as if your account is held at a bank), the Manager or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Prospectus 11/26

Investment Objectives, Principal Investment Strategies and Related Risks
The investment objective, principal strategy and primary risks of each Fund are discussed individually below and in each Fund’s Summary Section in this Prospectus. Alger Artificial Intelligence ETF has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund’s Summary Section in this Prospectus) and to provide its shareholders with at least 60 days’ prior notice of any change with respect to this policy. Each Fund’s investment objective is a non-fundamental investment policy and may be changed by the Board of Trustees (the “Board”) of The Alger ETF Trust (the “Trust”) without shareholder approval. A Fund will provide its shareholders with at least 60 days’ prior notice of any change to its investment objective. A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. A Fund may not achieve its investment objective while in a temporary defensive position.
Additional Information About the Funds’ Investment Strategies and Investments
Investment Objectives
Each of the Funds seeks long-term capital appreciation.
Principal Investment Strategies
The following are each Fund’s investment process and principal investment strategies. Each Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund’s Statement of Additional Information (“SAI”).
Each Fund invests primarily in equity securities. Each Fund’s investments in equity securities are primarily in common or preferred stocks, but its equity investments may also include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Fund invests in companies whose securities are traded on U.S. or foreign exchanges.
Each Fund invests primarily in “growth” stocks. The Funds’ investment manager, Fred Alger Management, LLC (the “Manager”), believes that these companies tend to fall into one of two categories:
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High Unit Volume Growth
Vital, creative companies that offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.
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Positive Life Cycle Change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.
Alger Concentrated Equity ETF must take into account a company’s market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.
ESG Integration
Although a Fund does not seek to implement a specific environmental, social and governance (“ESG”), impact or sustainability strategy unless otherwise disclosed, the Manager has sought to integrate ESG considerations into its investment process through the use of both third-party ESG specific information and its own proprietary research. Specifically, with respect to 75% of its assets under management, the Manager evaluates a company’s ESG factors and, based on such factors, may engage with the company to (i) identify drivers of poor ESG metrics; (ii) interview management with key questions about ESG issues; and (iii) evaluate the prospect of positive ESG change within a company. Upon conclusion of this engagement, a report is published to the Manager’s research database to ensure that all portfolio managers have access to the report summarizing the company’s ESG issues, the results of any meeting/interview with the company, an ESG rating of the company and any other relevant factors. The author of each report will meet with portfolio managers as necessary to discuss the ESG report and the impact the report may have on the overall investment view of the company.
The Manager may change the sources for such ESG information, including by adding or modifying the information it receives from third-party firms, selecting different third-party firms, using company-provided information, or performing different or additional internal assessments. To assist with efforts to incorporate ESG considerations into the investment process, all of the Manager’s investment professionals have access to company-specific ESG reports. The Manager has established an ESG steering committee comprised of executive management and senior investment professionals to oversee this process.

Prospectus 12/26

ESG characteristics are not the sole considerations when making investment decisions for a Fund. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Fund’s exposure to certain companies or industries and a Fund may forego certain investment opportunities. While the Manager views ESG considerations as having the potential to contribute to a Fund’s long-term performance, there is no guarantee that such results will be achieved.
Alger Concentrated Equity ETF
The Fund invests primarily in the equity securities of large-cap companies that the Manager believes demonstrate promising growth potential. For these purposes, “large-cap companies” are those companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 1000 Growth Index. At December 31, 2023, the companies in this index ranged from $[xx] billion to $[xx] trillion. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights that are listed on U.S. exchanges.
The Fund will invest at least 25% of its total assets in companies focused in the following group of related industries: software, technology hardware storage and peripherals, semiconductors and semiconductor equipment, information technology services, electronic equipment instruments and components, communications equipment, broadline retail and interactive media and services, as classified by third party sources. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries.
The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally, the Fund will own no more than 30 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance. Fund holdings may differ from this number for any reason. Such reasons may be, among others, because of extreme market volatility, such as when the Fund has entered a temporary defensive position. Additionally, the Fund may temporarily exceed the stated number of holdings when it acquires a new holding and determines that it is in the best interests of shareholders to sell an existing holding over a period of time, instead of immediately selling the entire holding.
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including the information technology, consumer discretionary and communication services sectors.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.
Alger Artificial Intelligence ETF
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization focusing on the development, adoption, and utilization of artificial intelligence (“AI”) technologies that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks listed on U.S. or foreign exchanges.
The Manager believes that AI technologies refers to the enablement or adoption of computer systems that perform tasks previously requiring varying levels of human intelligence such as solving problems, analyzing data, completing tasks, or creating content. AI technologies rely on various approaches, including machine learning, deep learning, natural language processing, computer vision and expert systems.
AI technologies are used in a wide array of applications across industries, such as healthcare, consumer, finance, autonomous vehicles, robotics, and more, with the aim of automating complex tasks and improving decision-making processes. Therefore, the Fund will invest at least 25% of its total assets in AI companies focused in the following group of related industries: software, technology hardware storage and peripherals, semiconductors and semiconductor equipment, information technology services, electronic equipment instruments and components, communications equipment, broadline retail and interactive media and services, as classified by third party sources. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries.
The Fund may invest a substantial portion of its assets in a smaller number of issuers. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund’s performance.

Prospectus 13/26

The Fund’s investments include small-, medium- and large-capitalization companies. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Fund may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.
The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources.
The Fund invests in cash (and cash equivalents) when the Fund is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Fund’s net assets.
The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.
Principal Risks
This section contains a discussion of the general risks of investing in the Funds. The “Investment Strategies and Policies” section in the SAI also includes more information about the Funds and their investments and the related risks. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. As with any fund, an investment in the Funds involves risks. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical.
ETF Risks
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ETF Risk – ETF shares are based on market price rather than NAV, as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). A Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.
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Market Trading Risk – Although shares of each Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in a Fund’s shares or of AP to submit purchase or redemption orders for shares at NAV in aggregations of a specified number of shares (a “Creation Unit”). Decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s portfolio securities and a Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to NAV and also greater than normal intraday bid/ask spreads.
 Shares of a Fund may trade in the secondary market at times when a Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when a Fund accepts purchase and redemption orders. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons, and may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged. In addition, during a “flash crash,” the market prices of a Fund’s shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a Fund. Flash crashes may cause APs and other market makers to limit or cease trading in a Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Fund shares at these temporarily low market prices.
 Shares of a Fund may trade at prices other than NAV. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade on stock exchanges at prices close to a Fund’s next calculated NAV, market prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for shares of a Fund that differ significantly from its NAV. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.
 When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of a Fund based on a Fund’s trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity, and higher if a Fund has little trading volume and market liquidity. During times of market stress, spreads may widen causing investors to pay more.
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Authorized Participant Concentration Risk – Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund may have a limited number of institutions that act as Authorized Participants, none of which are

Prospectus 14/26

obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally. Authorized participant concentration risks may be heightened in scenarios where Authorized Participants have limited or diminished access to the capital required to post collateral.
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Cash Transactions Risk – ETFs generally are able to make in-kind redemptions to avoid some costs, including being taxed on gains on the distributed portfolio securities at the fund level. However, because a Fund may effect purchases or redemptions fully or partially in cash, rather than in-kind, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If a Fund recognizes gain on these sales, this generally will cause a Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Each Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which may be higher than if a Fund sold and redeemed its shares in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. To the extent that these costs are not offset by a transaction fee, a Fund may bear the expense.
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Large Shareholder Risk – Certain shareholders, including other funds advised by the Manager, may from time to time own a substantial amount of the shares of a Fund. In addition, a third party investor, the Manager or an affiliate of the Manager, an Authorized Participant, a market maker, or another entity may invest in a Fund and hold its investment for a limited period of time solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
Investment Risk
An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
Your investment in Fund shares represents an indirect investment in the securities owned by a Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to a Fund’s NAV.
Equity Securities Risk
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund’s price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock’s market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Growth Securities Risk
Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value. Expected growth may not be realized.

Prospectus 15/26

Concentration Risk
By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because a Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.
Small Number of Holdings Risk
A Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.
Sector Risk
Each Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector, as defined by third party sources. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make a Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
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Information Technology Sector Risk – A Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies’ securities may fall or fail to rise. Many technology related companies’ securities have historically been more volatile than other securities, especially over the short term.
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Consumer Discretionary Sector Risk – The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
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Communication Services Sector Risk – Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Artificial Intelligence Risk (Alger Artificial Intelligence ETF)
Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end-user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and a Fundmay be adversely affected by negative developments impacting those companies, industries or sectors.
In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Legal and regulatory changes, particularly related to information privacy and data protection, may have an impact on a company’s products or services. Artificial intelligence

Prospectus 16/26

companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.
Foreign Securities Risk (Alger Artificial Intelligence ETF)
Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, lack of liquidity, potential for market manipulation, less developed or less efficient trading markets, limited access to reliable capital, lack of comprehensive company information, political instability, differing auditing, regulatory and legal standards and lack of accounting and financial reporting standards, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.
Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
ADR and GDR Risk (Alger Artificial Intelligence ETF)
ADRs and GDRs are generally subject to the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks, because their values depend on the performance of the underlying foreign securities. ADRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary and the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. An unsponsored facility is established without participation by the issuer of the depositary security, the foreign issuer assumes no obligations, and the depository’s transaction fees are paid directly by the ADR or GDR holders. Additionally, the issuers of unsponsored ADRs and GDRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs and GDRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs and GDRs. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated.
Mid Cap Securities Risk (Alger Artificial Intelligence ETF)
There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.
Small Cap Securities Risk (Alger Artificial Intelligence ETF)
There may be greater risk investing in small capitalization companies rather than larger, more established companies owing to such factors as more limited product lines or financial resources or lack of management depth. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, there are other adverse developments, or if management changes, a Fund’s investment in a small cap company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. The securities of small cap companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, it may be difficult or impossible to liquidate a security position at a time and price acceptable to a Fund because of the potentially less frequent trading of stocks of smaller market capitalization. Small cap securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap securities requires a longer term view.

Prospectus 17/26

Portfolio Turnover (Active Trading) Risk
If a Fund engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed as ordinary income tax rates for federal income tax purposes, which may result in higher taxes than an ETF investor might expect to incur.
Non-Diversification Risk
Each Fund is a non-diversified investment company. As such, each Fund can invest in fewer individual companies than a diversified investment company. As a result, each Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio. This risk is magnified compared to a fund that invests more broadly.
Cash Position Risk
A Fund may hold up to 15% of its net assets in cash (or cash equivalents) at any time or for an extended time and may hold a significant portion of its assets in cash (or cash equivalents) when taking a temporary defensive position, as described under “Temporary Defensive Investments.” The Manager will determine the amount of a Fund’s assets to be held in cash (or cash equivalents) at its sole discretion, based on such factors as it may consider appropriate under the circumstances. To the extent a Fund holds assets in cash and is otherwise uninvested, the ability of a Fund to meet its objective may be limited. If a Fund holds a large cash position, a Fund may under-perform relative to equity securities.
Temporary Defensive Investments
In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund’s assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund’s investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets, pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive position.

Prospectus 18/26

Management and Organization
Manager
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2023) approximately $[xx] billion. The Manager is responsible for providing a continuous investment program for each Fund, making decisions with respect to all purchases and sales of assets, and placing orders for the investment and reinvestment of Fund assets. The Manager also arranges for transfer agency, custody and all other services necessary for each Fund to operate. Additionally, the Manager provides certain administrative services to the Funds. These management responsibilities are subject to the supervision of the Board. A discussion of the Trustees’ basis for approving the management contract with respect to the Funds will be available in the Funds’ first available semi-annual report to shareholders for its most recent June 30 semi-annual fiscal year end. The Funds pay the Manager management fees at the below annual rates based on a percentage of average daily net assets.
Fund	Annual Fee as a Percentage of Average Daily Net Assets
Alger Concentrated Equity ETF	[xx]%
Alger Artificial Intelligence ETF	[xx]%
The Manager has made contractual commitments to each Fund to waive and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund’s other expenses at or below [xx]% of average daily net assets. The limitations do not apply to custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. Each agreement runs through [xx], 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Management Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Manager if such repayment does not cause a Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Portfolio Managers Primarily Responsible for Day-to-Day Management of the Funds
Fund	Portfolio Managers	Since
Alger Concentrated Equity ETF	Ankur Crawford, Ph.D.	Inception ([xx] 2024)
Alger Artificial Intelligence ETF	Patrick Kelly, CFA	Inception ([xx] 2024)
•
Dr. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010 and an Executive Vice President in 2019. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.
•
Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.
The SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage, and their ownership of securities of the Fund(s) that they manage.
Investing in the Funds
Buying and Selling Shares
Shares of each Fund may be acquired or redeemed directly from each Fund only in Creation Units or multiples thereof. Only an Authorized Participant may engage in creation and redemption transactions directly with a Fund. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. Individual Fund shares may only be bought and sold in the secondary market through a broker or dealer at market price.
Shares of a Fund are listed on the Listing Exchange, a national securities exchange, for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange.

Prospectus 19/26

Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of a Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of a Fund based on a Fund’s trading volume and market liquidity, and is generally lower if a Fund has high trading volume and market liquidity, and higher if a Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A Fund’s spread may also be impacted by the liquidity or illiquidity of the underlying securities held by a Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
Each Fund’s primary listing exchange is NYSE Arca, Inc., which is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Additional information regarding the purchase and redemption of Fund shares can be found in the “Creation and Redemption of Creation Units” section of the SAI.
Book Entry
Shares of each Fund are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.
Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of each Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Frequent Trading
The Board has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares. The Board believes that a frequent trading policy is unnecessary because Fund shares are listed for trading on a national securities exchange. Therefore, it is unlikely that a shareholder could take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV, because the Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described in the “Creation and Redemption of Creation Units” section of the SAI.
Investments by Other Investment Companies
Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for an unaffiliated registered investment company to invest in shares of a Fund beyond the limitations of Section 12(d)(1) pursuant to Rule 12d1-4 under the 1940 Act, the registered investment company must, among other items, enter into an agreement with the Trust.
Share Price and Distributions
Share Price
The secondary market price of shares trading on the Listing Exchange is based on a current bid/ask market. The secondary market price of a Fund’s shares generally differs from a Fund’s daily NAV and, like the price of all traded securities, is affected by market forces such as supply and demand, economic conditions and other factors.
Because the shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and an investor also may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

Prospectus 20/26

Net Asset Value
The value of one share is its net asset value, or “NAV.” Each Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by each Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
NAV of a Fund is computed by adding together the value allocable to a Fund’s investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the Fund.
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Valuation Committee”) comprised of representatives of the Manager and officers of the Trust to assist in performing the duties and responsibilities of the Valuation Designee. The Valuation Designee has established valuation processes, including but not limited to: making fair value determinations when market quotations for a financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; assessing and managing material risks associated with fair valuation determinations; selecting, applying and testing fair valuation methodologies; and overseeing and evaluating pricing services used by a Fund. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Valuation Committee meets on an as-needed basis and generally meets quarterly to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.
Investments in money market funds and short-term securities held by a Fund with maturities of 60 days or less are valued at their amortized cost, which does not take into account unrealized capital gains or losses and approximates market value.
Equity securities are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities for which market quotations are not readily available are valued at fair value pursuant to policies and procedures approved by the Board.
The Valuation Designee’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Valuation Designee may significantly differ from the valuations that would have been assigned by the Valuation Designee had there been an active market for such securities.
Each Fund’s website, which is publicly accessible at no charge, contains, on a per share basis, the prior business day’s NAV and market closing price or bid/ask price of the shares, a calculation of the premium or discount of the market closing price or bid/ask price against such NAV, and any other required information about premiums and discounts. The website also discloses each Fund’s median bid/ask spread information for the most recent 30-day period on a rolling basis.
Taxes
The following discussion is a very general summary of the federal income tax consequences of holding shares in a Fund. This summary applies only to shareholders that are U.S. residents for tax purposes and hold their shares as capital assets. This summary does not address shareholders subject to special rules, such as those who hold shares of a Fund through an IRA, 401(k) plan, or other tax-advantaged account, or non-U.S. shareholders. The discussion is limited to federal income tax matters, and does not address state, local, foreign or non-income taxes. Further information regarding tax considerations applicable to a Fund, to its qualification and taxation as a regulated investment company for U.S. federal income tax purposes, and to the acquisition, ownership, and disposition of shares in a Fund is included in the SAI. Because each shareholder’s circumstances are different and special tax rules may apply, shareholders should consult their tax advisors about federal, state, local, foreign and non-income tax considerations that may be relevant to their particular situation.
Distributions
Each Fund declares and pays dividends and distributions annually. Distributions of net capital gain reported by a Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long a shareholder has owned its shares. Noncorporate shareholders ordinarily pay tax at reduced rates on long-term capital gain. Distributions of investment income that a Fund reports as “qualified dividend income” may be eligible to be taxed to noncorporate shareholders at the reduced rates applicable to long-term capital gain if certain requirements are satisfied.

Prospectus 21/26

If a Fund’s distributions exceed current and accumulated earnings and profits, the excess will generally be considered a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gain.
A shareholder may want to avoid buying shares shortly before a Fund is about to declare a dividend or capital gain distribution because the dividend or distribution will be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.
Sale of Shares of a Fund
Capital gain or loss realized upon a sale of shares of a Fund generally is treated as long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares of a Fund held for one year or less generally is treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to those shares.
If a loss is realized on the sale of shares of a Fund, the reinvestment in additional shares of that Fund within 30 days before or after the sale generally will be subject to the “wash sale” rules, in which case the shareholder’s ability to report a loss would be deferred.
Net Investment Income Tax
A Medicare contribution tax is imposed at the rate of 3.8% on all or a portion of the net investment income of U.S. individuals with income exceeding specified thresholds, and on all or a portion of undistributed net investment income of certain estates and trusts. Net investment income for this purpose generally includes dividends and capital gain distributions paid by a Fund and gain on the redemption or sale of shares of a Fund.
Withholding
A shareholder may be subject to backup withholding at the applicable federal withholding tax rate on taxable dividends, capital gains distributions and proceeds from the sale of shares of a Fund if the shareholder fails to certify that their social security number or tax identification number is correct and that they are not subject to withholding.
Creation Units
An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss, except as described in the subsequent paragraph. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid for the Creation Units. An Authorized Participant that redeems Creation Units generally will recognize a gain or (subject to the subsequent sentence) loss equal to the difference between the Authorized Participant’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for the Creation Units. It is unclear whether any loss realized upon an exchange of securities for Creation Units would be immediately deductible or would be required to be deferred under the “wash sale” rules or on the basis that there has been no significant change in economic position.
Any gain or loss realized on the creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and generally will be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Similarly, any gain or loss realized upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares of the Fund comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss, and generally will be treated as long-term capital gain or loss if the Fund shares comprising the Creation Units have been held for more than one year, and otherwise generally will be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
A Fund has the right to reject an order for Creation Units if the Authorized Participant (or group of Authorized Participants) would, upon obtaining the Fund shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in any securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Fund shares ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an Authorized Participant (or group of Authorized Participants) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the Authorized Participant (or group of Authorized Participants) generally would not recognize gain or loss upon the exchange of securities for Creation Units.

Prospectus 22/26

Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Additional Information
Premium/Discount Information
Each Fund’s website includes additional quantitative information that is updated on a daily basis, including, on a per share basis for each Fund, the prior business day’s NAV and market closing price or bid/ask price and a calculation of the premium or discount of the market closing price or bid/ask price against such NAV. In addition, each Fund posts a table showing the number of days the Fund’s shares traded at a premium or a discount and a line graph showing the Fund share premiums or discounts during the most recently completed calendar year and most recently completed calendar quarters since that year (or the life of the fund, if shorter). If a Fund’s premium or discount is greater than 2% for more than seven consecutive trading days, the website will contain disclosure to that effect along with a discussion of the factors that are reasonably believed to have materially contributed to the premium or discount.
Service, Distribution, and Administrative Fees
Rule 12b-1 under the 1940 Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Board has adopted a 12b-1 plan that allows each Fund to pay annual fees not to exceed 0.25% to Fred Alger & Company, LLC (the “Distributor”), each Fund’s distributor, for distribution and individual shareholder services. However, the Board has determined not to authorize payment of a 12b-1 plan fee at this time.
Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
The Manager or its affiliates (collectively, “Alger”) may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of a Fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to a Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for a Fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment management services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about a Fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. Alger may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. Alger also may pay fees related to obtaining data regarding intermediary or financial professional activities to assist Alger with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to intermediaries to sell a Fund by educating them about a Fund and helping defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the intermediary to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by Alger, and all such amounts are paid out of their available assets, and not paid by you or a Fund. As a result, the total expense ratio of a Fund will not be affected by any such payments.
Other Information
Other Payments by the Funds. Certain Financial Intermediaries perform networking, sub-accounting, recordkeeping and/or administrative services for their clients that would otherwise be performed by the transfer agent, The Bank of New York Mellon (the “Transfer Agent”). In addition to fees that the Funds may pay to a Financial Intermediary for distribution and/or shareholder servicing (12b-1), and fees the Funds pay to the Transfer Agent, the Distributor, on behalf of a Fund, may enter into agreements with Financial Intermediaries pursuant to which a Fund will pay a Financial Intermediary for such services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
The Distributor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about a Fund and may cover the expenses associated with attendance at such meetings, including travel costs. The Distributor also may pay fees related to obtaining data regarding Financial Intermediary or financial advisor activities to assist the Distributor with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to Financial Intermediaries to sell a Fund by educating them about a Fund and helping defray the costs associated with offering a Fund. These payments may create a conflict of interest by influencing the

Prospectus 23/26

Financial Intermediary to recommend a Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the Manager or the Distributor, and all such amounts are paid out of their legitimate profits, and not paid by you or a Fund. As a result, the total expense ratio of a Fund will not be affected by any such payments.
Additional Compensation. From time to time the Distributor, at its expense from its legitimate profits, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary’s reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.
Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Alger Funds in writing at Alger Family of Funds, c/o The Bank of New York Mellon, 240 Greenwich Street, New York, New York, 10286.
Disclosure of Portfolio Holdings
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. Each Fund discloses its portfolio holdings daily on its website www.alger.com.

Prospectus 24/26

Hypothetical Investment and Expense Information
Hypothetical investment and expense information, which is not required to be included in this Prospectus by the SEC, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund’s expenses, including management fees and other Fund costs, on each Fund’s total return based on NAV over a 10-year period. The example assumes the following:
•
You invest $10,000 in the Fund and hold it for the entire 10-year period; and
•
Your investment has a 5% return before expenses each year.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. To the extent that the Manager and any of its affiliates alter any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be higher or lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual expenses and returns are likely to differ (higher or lower) from those shown below.
Alger Concentrated Equity ETF
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
Cumulative Gross Return	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
Cumulative Net Return	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
End Investment Balance	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]
Annual Expense	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]
Alger Artificial Intelligence ETF
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
Cumulative Gross Return	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
Cumulative Net Return	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%	[xx]%
End Investment Balance	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]
Annual Expense	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]	$[xx]

Prospectus 25/26

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the tables for the fiscal years ended December 31 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available upon request.
The financial highlights are not available at this time for the Funds because they have not commenced operations as of the date of this Prospectus. Financial information, when available, will be included in the Funds’ next annual or semi-annual report.

Prospectus 26/26

For Fund Information:
By Telephone:	(800) 223-3810
By Mail:	Alger Family of Funds c/o The Bank of New York Mellon 240 Greenwich Street New York, New York 10286
Online	Text versions of Fund documents can be downloaded from the following sources:
•The Funds: www.alger.com
•SEC (EDGAR data base): www.sec.gov
Statement of Additional Information
For more detailed information about each Fund and its policies, please read each Fund’s SAI, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the SAI by calling the Funds’ toll-free number, at the Funds’ website at www.alger.com or by writing to the address above. The SAI is on file with the SEC.
Annual and Semi-Annual Reports
Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In each Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can receive free copies of these reports by calling the Funds’ toll-free number, at the Funds’ website at www.alger.com or by writing to the address above. Copies can also be obtained for a duplicating fee by E-mail request to publicinfo@sec.gov. Fund documents are also available on the EDGAR database on the SEC’s Internet site at www.sec.gov.
Alger Electronic Delivery Service
The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds’ website. To sign up for this free service, enroll at www.icsdelivery.com/alger.
Distributor: Fred Alger & Company, LLC
The Alger ETF Trust    SEC File #811-23603
CEAIETF

The information in this document is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This document is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
SUBJECT TO COMPLETION, PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 26, 2023
STATEMENT OF ADDITIONAL INFORMATION
[xx], 2024
The Alger ETF Trust
The Alger ETF Trust (the “Trust”) is a Massachusetts business trust, registered with the Securities and Exchange Commission (the “SEC”) as an investment company, that offers interests in the following Funds:
	Ticker Symbol	Listing Exchange
Alger Concentrated Equity ETF (“Concentrated Equity ETF”)	[xx]	[NYSE Arca, Inc.]
Alger Artificial Intelligence ETF (“AI ETF”)	[xx]	[NYSE Arca, Inc.]
This Statement of Additional Information is not a prospectus. It contains additional information about the Funds and supplements information in the Trust’s Prospectus dated [xx], 2024. It should be read together with the Prospectus, which may be obtained free of charge by writing Alger Family of Funds, c/o The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, or by calling (800) 223-3810, or by visiting http://www.alger.com.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each of Alger Concentrated Equity ETF (“Concentrated Equity ETF”) and Alger Artificial Intelligence ETF (“AI ETF” and together with Concentrated Equity ETF, the “Funds” and each, a “Fund”) is contained in the “Investing in the Funds” section of each Fund’s prospectus. The discussion below supplements and should be read in conjunction with the prospectus.
Shares of each Fund are listed for trading, and trade throughout the day, on NYSE Arca, Inc., a national securities exchange (the “Listing Exchange”) and in other secondary markets. Shares of a Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of a Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) the Listing Exchange becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940, as amended (the “1940 Act”), (ii) a Fund no longer complies with the Listing Exchange’s requirements for exchange-traded fund shares, (iii) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of a Fund, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable.
The Listing Exchange will also remove shares of a Fund from listing and trading upon termination of a Fund.
As in the case of other publicly traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.
The Alger ETF Trust (the “Trust”) reserves the right to adjust the share prices of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund or an investor’s equity interest in a Fund.
Investment Strategies and Policies

The Prospectus discusses the investment objectives of each Fund and the principal investment strategies to be employed to achieve those objectives. The principal risks related to each Fund’s principal investment strategies are also noted in the Prospectus. This section of the Statement of Additional Information (“SAI”) contains supplemental information concerning all types of securities and other instruments in which a Fund may invest, the investment policies and portfolio strategies that a Fund may utilize (i.e., both principal and non-principal investment strategies) and certain risks attendant to those investments, policies and strategies (i.e., both principal and non-principal risks of investing in the Fund).
The Funds seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Funds will invest primarily in companies whose securities are traded on domestic exchanges, in foreign securities, as defined below, or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate. All Funds may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements.
In order to afford the Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods, explained further below. This amount may be higher than that maintained by other funds with similar investment objectives.
The investment strategies of Fred Alger Management, LLC (“Alger Management” or the “Manager”) utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. With respect to stocks in the Funds’ portfolios, one principle of the portfolio strategy at Alger Management is for analysts and portfolio managers to evaluate the return potential vs. risk (downside) in each stock held in a portfolio and compare that to those, and other variables, offered by other stocks under coverage within Alger Management’s research team. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Funds’ portfolios by replacing individual stocks, or reducing or increasing their relative weighting in other portfolios, with stocks evaluated as having better appreciation potential, having improved reward to risk opportunity, or offering the portfolio diversification or other characteristics determined to be beneficial to achieving the portfolio’s overall objectives. The Funds’ portfolio turnover rates may vary significantly from year to year as a result of the Funds’ investment process.
There is no guarantee that a Fund’s investment objective will be achieved.
The Funds will adjust their holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.
A Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Fund’s securities, with obligations with less than one year to maturity excluded.
Unforeseen Market Events
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats, recessions, or other events may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others and exacerbate other preexisting political, social, and economic risks. Since early 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
These types of events, such as the global pandemic caused by COVID-19, may also cause widespread fear and uncertainty and result in, among other things: quarantines, cancellations, and travel restrictions, including border closings; disruptions to business operations, supply chains and customer activity; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; and reductions in consumer demand and economic output. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of a Fund, the Manager, and a Fund’s service providers may be significantly impacted, or even temporarily halted, as a result of any impairment to their information technology and other operational systems, extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects.
In addition, global climate change may have an adverse effect on the value of securities and other assets. Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.
Common and Preferred Stocks
Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Fund may purchase preferred stock where the issuer has stopped, or is in danger of stopping, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.
Temporary Defensive Investments
When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:
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high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;
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commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);
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short-term debt obligations of corporate issuers, certificates of deposit and bankers’ acceptances of domestic and foreign banks and savings and loan associations; and
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repurchase agreements.
Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly and are not generally subject to significant fluctuations in principal value, and their value will be less subject to interest rate fluctuation than longer-term debt securities.
Small Capitalization Investments
Certain companies in which a Fund will invest may still be in the developmental stage. Investing in smaller issuers generally involves greater risk than investing in larger, more established issuers. Such companies may have limited product lines, markets or financial resources and may lack management depth. Their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
Convertible Securities
Each Fund may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments  and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers’ payment obligations.
U.S. Government Obligations
Each Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. Government Agency Securities
U.S. government agency securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Farm Credit System, the Small Business Administration, Federal Housing Administration, and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.
Bank Obligations
Bank obligations are certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.
The Funds will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; and (ii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.
Foreign Bank Obligations
Investments by the Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and record-keeping standards.
Short-Term Corporate Debt Securities
These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.
Commercial Paper
These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.
Variable Rate Master Demand Notes
These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Fund and an issuer, they are not normally traded. Although no active secondary market may exist for these notes, a Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
Repurchase Agreements
Under the terms of a repurchase agreement, a Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest)

and time, thereby determining the yield during the Fund’s holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks, dealers and clearing corporations with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.
Warrants and Rights
Each Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a specified amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.
Restricted and Illiquid Securities
A Fund will not invest more than 15% of its net assets in “illiquid” investments, which are defined as securities that the Manager reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Each Fund may invest in restricted securities; i.e., securities that are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable.
Each Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ. An Authorized Participant (as defined below) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.
Restricted securities may be illiquid or less liquid. In determining the liquidity of a restricted security, the Manager will, using information obtained after reasonable inquiry, take into account relevant market, trading, and investment-specific considerations. If institutional trading in restricted securities were to decline to limited levels, the liquidity of a Fund could be adversely affected.
Lending of Fund Securities
Each Fund may lend securities to brokers, dealers and other financial organizations. The Funds will not lend securities to Alger Management or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities.

A Fund bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.
Foreign Securities
The Concentrated Equity ETF may invest up to 20%, and the AI ETF may invest up to 100%, of the value of its total assets in foreign securities. Foreign securities are securities issued by companies generally defined by a third party, or in certain circumstances by a Portfolio Manager, (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments, or sales, outside the United States. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to a Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.
Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.
These securities will generally be purchased through “sponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
Executive Order on Securities Investments that Finance Communist Chinese Military Companies
As a result of an Executive Order issued by the former President of the United States (the “Order”), effective January 11, 2021, U.S. persons (including the Funds) are prohibited from transacting in certain securities and derivatives of publicly traded securities of any companies designated as a “Communist Chinese military company” (“CCMCs” and collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) unless such transactions are for purposes of divestment. The DOD designated an initial list of CCMCs prior to January 11, 2021 and, along with OFAC, may designate additional CCMCs from time to time. With respect to additional CCMCs, U.S. persons will be prohibited from transacting in CCMC Securities 60 days after such CCMC is designated by the DOD or OFAC, and will have 365 days from such designation date to divest their holdings in those CCMC Securities.

OFAC has published guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs)-style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.
A Fund’s performance may be adversely impacted by restrictions on its ability to hold CCMC Securities. The extent of any impact will depend on future developments, including a Fund’s ability to buy and sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain.
Investing in Europe
Ongoing concerns regarding the economies of certain European countries and/or their sovereign debt, as well as the possibility that one or more countries might leave the European Union (the “EU”), create risks for investing in the EU. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit, and financial markets in Europe and elsewhere have experienced significant volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside of Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not be effective, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of outstanding debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
The United Kingdom (the “UK”) left the EU (known as “Brexit”) on January 31, 2020 under the terms of a negotiated departure deal. A transition period, which kept most pre-departure arrangements in place, ended on December 31, 2020, and the UK entered into a new trading relationship with the EU under the terms of the EU-UK Trade and Cooperation Agreement (“TCA”) which reflected the long-term, post-transition landscape. Further discussions are to be held between the UK and the EU in relation to matters not covered by the trade agreement, such as financial services. Notwithstanding the TCA, significant uncertainty remains in the market regarding the ramifications of the United Kingdom's withdrawal from the European Union. Significant economic and regulatory uncertainty caused by the UK's exit from the EU has resulted in volatile markets for the UK and broader international financial markets. While the long-term effects of Brexit remain unclear, in the short term, financial markets may experience, among other things, greater volatility and/or illiquidity, currency fluctuations, and a decline in cross-border investment between the UK and the EU. The effects of Brexit are also being shaped by new trade deals that the UK is negotiating with several other countries, including the United States. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replicate or replace. The impact of Brexit, and these new trade agreements, on the UK and in global markets as well as any associated adverse consequences remains unclear, and the uncertainty may have a negative effect on the value of a Fund's investments.
In addition, Russia launched a large-scale invasion of Ukraine in February 2022, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. This conflict may expand and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of a Fund’s investments.

It is not possible to ascertain the precise impact these events may have on a Fund or its investments from an economic, financial, tax or regulatory perspective but any such impact could have material consequences for a Fund and its investments. Whether or not a Fund invests in securities of issuers located in Europe or has significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investment.
Emerging Markets Investments
A Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Unless otherwise provided in a Fund’s Prospectuses, a country with an emerging capital market is any country that is (i) generally recognized to be an emerging market country by the international financial community, such as the International Finance Corporation, or determined by the World Bank to have a low, middle or middle upper income economy; (ii) classified by the United Nations or its authorities to be developing; and/or (iii) included in a broad-based index that is generally representative of emerging markets. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in market illiquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit a Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for a Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid than, and more volatile than, those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of a Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer, or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries’ currencies may not be internationally traded. Certain of these currencies have experienced volatility relative to the U.S. dollar. If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s net asset value will be adversely affected. If a Fund hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Fund will not benefit from the hedge it purchased, and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.
Depositary Receipts
ADRs are certificates evidencing ownership of shares of a foreign issuer. ADRs are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository,” typically a U.S. financial institution, and may be sponsored or unsponsored. These certificates are issued by depository banks and trade on an established market in the United States. The underlying shares are issued by a foreign issuer and are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
ADRs will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored ADRs generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADRs (such as dividend payment fees of the depository), although most sponsored ADRs agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the ADRs, voting rights with respect to the deposited securities. ADRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.
Foreign Debt Securities
The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries’ fixed-income markets historically has reflected wide variations relating to the unique characteristics of the country’s economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.
The foreign government securities in which a Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.
Foreign government securities also include debt securities of “quasi-governmental agencies” and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers.
Derivative Transactions
General
Each Fund may invest in, or enter into, derivatives for a variety of reasons in accordance with its fundamental investment restrictions and investment strategies, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments a Fund may use, depending on its fundamental investment restrictions, include, but are not limited to options contracts, futures contracts, options on futures contracts and swaps. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would. The Manager, however, may decide not to employ some or all of these strategies for a Fund and there is no assurance that any derivatives strategy used by a Fund will succeed.
Regulation of Derivatives
Rule 18f-4 (“Rule 18f-4”) under the 1940 Act regulates the use by registered investment companies of derivatives transactions. Under Rule 18f-4, derivatives transactions include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as derivatives transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm commitments) and non-standard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. Rule 18f-4 requires, among other things, that certain entities adopt a derivatives risk management program, appoint a derivatives risk manager, comply with limitations on leverage-related risk based on a “value-at-risk” test and update reporting and disclosure procedures. Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a “limited derivatives user,” which is any fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks. Each Fund is anticipated to qualify as a limited derivatives user under Rule 18f-4.
The Commodity Futures Trading Commission (“CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Manager has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Funds.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulate the over-the-counter (“OTC”) derivatives markets for the first time. While the CFTC and other U.S. regulators have adopted many of the required Dodd-Frank regulations, certain regulations have only recently become effective and other regulations remain to be adopted. The full impact of Dodd-Frank on each Fund remains uncertain.

OTC derivatives dealers are now required to register with the CFTC as “swap dealers” and with the SEC as “security-based swap dealers.” Registered swap dealers are subject to various regulatory requirements, including, but not limited to, margin, recordkeeping, reporting, transparency, position limits, limitations on conflicts of interest, business conduct standards, minimum capital requirements and other regulatory requirements.
OTC derivatives trades submitted for clearing are subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as margin requirements mandated by the CFTC, SEC and/or federal prudential regulators. In addition, futures commission merchants (“FCMs”), who act as clearing members on behalf of customers for cleared OTC derivatives and futures contracts, also have discretion to increase a Fund’s margin requirements for these transactions beyond any regulatory and clearinghouse minimums subject to any restrictions on such discretion in the documentation between the FCM and the customer. These regulatory requirements may make it more difficult and costly for a Fund to enter into highly tailored or customized transactions, potentially rendering certain investment strategies impossible or not economically feasible. If a Fund decides to execute and clear cleared OTC derivatives and/or futures contracts through execution facilities, exchanges or clearinghouses, either indirectly through an executing broker, clearing member FCM or as a direct member, a Fund would be required to comply with the rules of the execution facility, exchange or clearinghouse and other applicable law.
With respect to cleared OTC derivatives and futures contracts and options on futures, a Fund will not face a clearinghouse directly but rather will do so through a FCM that is registered with the CFTC and/or SEC and that acts as a clearing member. A Fund may face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse simultaneously with a customer’s failure to meet its obligations to the clearing member. Clearing member FCMs are required to post initial margin to the clearinghouses through which they clear their customers’ cleared OTC derivatives and futures contracts, instead of using such initial margin in their businesses, as was widely permitted before Dodd-Frank. While an FCM may require its customer to post initial margin in excess of clearinghouse requirements, and certain clearinghouses may share a portion of their earnings on initial margin with their clearing members, some portion of the initial margin that is passed through to the clearinghouse does not generate earnings for the FCM. The inability of FCMs to earn the same levels of returns on initial margin for cleared OTC derivatives as they could earn with respect to non-cleared OTC derivatives may cause FCMs to charge higher fees, or provide less favorable pricing on cleared OTC derivatives than swap dealers will provide for non-cleared OTC derivatives. Furthermore, customers, including a Fund, are subject to additional fees payable to FCMs with respect to cleared OTC derivatives, which may raise the cost a Fund of clearing as compared to trading non-cleared OTC derivatives bilaterally.
The CFTC and the U.S. commodities exchanges impose limits on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on U.S. commodities exchanges. For example, the CFTC has historically imposed speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. A Fund could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to a Fund.
New regulations and the resulting increased costs and regulatory oversight requirements may result in market participants being required or deciding to limit their trading activities, which could lead to decreased market liquidity and increased market volatility. In addition, transaction costs incurred by market participants are likely to be higher due to the increased costs of compliance with the new regulations. These consequences could adversely affect a Fund’s returns.
Risks of Derivative Transactions
Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
Short Sales
Each Fund may sell securities “short against the box.” While a short sale is the sale of a security the Fund does not own, it is “against the box” if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.
Additionally, each Fund may enter into short sales that are not “against the box”. Short sales that are not “against the box” are also known as naked short sales, meaning a Fund does not own the securities against which the short sale was entered, exposing a Fund to unlimited risk. In order to engage in a short sale, a Fund arranges with a broker to borrow the security being sold short. A Fund must deposit collateral, consisting of cash or marketable securities, with the broker to secure a Fund’s obligation to replace the security. In addition, a Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, a Fund will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, a Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, a Fund will experience a gain to the extent the difference in price is greater than these costs.
Short sale transactions have been subject to increased regulatory scrutiny in response to recent market events, including the imposition of restrictions on short-selling certain securities and reporting requirements. Regulatory authorities may from time to time impose restrictions that adversely affect the ability to borrow certain securities in connection with short sale transactions. Regulations imposed by the SEC, and the potential for further interventions by the SEC or other regulators, may discourage or impede short selling practices due to the increased economic, regulatory, compliance and disclosure obligations or risks that they present. In accordance with Rule 18f-4, each Fund considers short sales to be derivatives.
Reverse Repurchase Agreements
Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, a Fund would assume the role of seller/borrower in the transaction. A Fund will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to its obligations under reverse repurchase agreements. A Fund will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities. A Fund’s use of reverse repurchase agreements is governed in accordance with the requirements of Rule 18f-4.
Options
Each Fund may purchase put and call options and write (i.e., sell) put and call options on individual securities, baskets of securities, securities indexes, or particular measurements of value or rates, such as an index of the price of treasury securities or an index representative of short-term interest rates to increase gains or to hedge against the risk of unfavorable price movements. A Fund may make such investments on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but are subject to greater credit risk. OTC options also involve greater illiquidity risk.
A Fund may purchase call options on any of the types of securities or instruments in which it may invest. A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A Fund may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.
A Fund may write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A call option written by a Fund on a security is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account.
A Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, a Fund will lose the difference.
A Fund may write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, when such put options are covered. A put option is “covered” if a Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
A Fund may also write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited cash collateral equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. A Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.
If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once a Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if a Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when a Fund so desires.
A Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.
An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that a Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If a Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.
In addition to options on securities, a Fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, a Fund is obligated, in return for the premium received, to make delivery of this amount. A Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.
Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless the Manager is satisfied with the development, depth and liquidity of the market and the Manager believes the options can be closed out.
Price movements in a Fund’s securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of the Manager to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, the Manager might be forced to liquidate Fund securities to meet settlement obligations.
Although the Manager will attempt to take appropriate measures to minimize the risks relating to any trading by a Fund in put and call options, there can be no assurance that a Fund will succeed in any option trading program it undertakes.
Futures
A Fund may enter into futures contracts on stock indexes and purchase and sell call and put options on these futures contracts. These practices are deemed to be speculative and may cause the net asset value of a Fund to be more volatile than the net asset value of a fund that does not engage in these activities.
A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. Transaction costs also are included in these calculations.
Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of a Fund’s net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the fund to substantial losses.
Successful use of futures by a Fund also is subject to the Manager’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, a Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.
Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or a Fund could incur losses as a result of those changes. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.
A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, a Fund may use index futures as a substitute for a comparable market position in the underlying securities.
If a Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, a Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such “over hedging” or “under hedging” may adversely affect a Fund’s net investment results if market movements are not as anticipated when the hedge is established.
An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price during the term of the option. A Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in a Fund’s securities which were the subject of the hedge. In addition, any purchase by a Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.
A Fund’s use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC (see “Regulation of Derivatives” above) and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to

10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, or that delivery will occur.
A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.
Foreign Currency Transactions
Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security a Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities a Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. The currency exposure of a Fund’s portfolio typically will be unhedged to the U.S. dollar.
Foreign currency transactions may involve, for example, a Fund’s purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve a Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency a Fund contracted to receive. A Fund’s success in these transactions may depend on the ability of the Manager to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.
Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.
Swap Transactions
Each Fund may engage in swap transactions, including currency swaps (discussed above under “Foreign Currency Transactions”), index swaps and total return swaps. A Fund may enter into swaps for both hedging purposes and to seek to increase total return. A Fund also may enter into options on swap agreements, sometimes called “swaptions.”
Swap agreements are two-party OTC contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.
Most swap agreements entered into by a Fund are cash settled and calculate the obligations of the parties to the agreement on a “net basis.” Thus, a Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund.

Total Return Swaps: In a total return or “equity” swap agreement, one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying reference asset of a total return swap may include an individual security, a basket of securities, an equity index, loans or bonds. Total return swaps on an individual security, basket of securities or securities indices may sometimes be referred to as “contracts for difference.” Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Upon entering into a total return swap, a Fund is required to deposit initial margin but the parties do not exchange the notional amount. As a result, total return swaps may effectively add leverage to a Fund’s portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.
Options on Swaps (“Swaptions”): A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
With respect to uncleared swaps, swap dealers are required to collect variation margin from a Fund and may be required by applicable regulations to collect initial margin from a Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations.
The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Manager is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of a Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
A Fund will enter into swap agreements only when the Manager believe it would be in the best interests of the Fund to do so. In addition, a Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Fund’s repurchase agreement guidelines).
Firm Commitment Agreements and When-Issued Purchases
Firm commitment agreements and “when-issued” purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. Rule 18f-4 permits a Fund to enter into firm commitment agreements and when-issued purchases, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the transaction meets the Delayed-Settlement Securities Provision. If a firm commitment agreement or when-issued purchase does not satisfy the Delayed-Settlement Securities Provision, it will be treated as a derivative transaction under Rule 18f-4.

Combined Transactions
A Fund may enter into multiple derivatives transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, swaps, structured notes and any combination of futures, options, swaps, currency and interest rate transactions (“component transactions”), to the extent permissible under its fundamental investment restrictions, instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.
Cryptocurrencies
Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are currencies which exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. Cryptocurrency is an emerging asset class. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. A Fund will not invest directly in cryptocurrencies. Some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies and, to the extent consistent with its fundamental investment restrictions, a Fund may invest in (i) securities of such issuers, (ii) securities of issuers which provide cryptocurrency-related services, (iii) futures contracts based on cryptocurrencies, (iv) investment vehicles that invest directly in cryptocurrencies, or (v) investment vehicles, such as exchange-traded funds (“ETFs”), that have indirect exposure to cryptocurrencies by investing in the foregoing.
Cryptocurrencies are not backed by any government, corporation, or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are generally unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, and technical glitches in the applicable blockchain. A Fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.
Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.
Standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the CFTC. Currently, the only such contracts are traded on, or subject to the rules of, the Chicago Mercantile Exchange.

Borrowing
Each Fund may borrow from banks for temporary or emergency purposes. In addition, each Fund may borrow money from banks to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of a Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of a Fund’s shares will decrease faster than would otherwise be the case. In accordance with the 1940 Act, a Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of its borrowings. Maintaining asset coverage of 300% means that a Fund’s liabilities may comprise up to a third of its assets. For example, if a Fund had $100 in total assets, and the Fund borrowed $50, the Fund’s total assets would be $150, and its liabilities would be $50. A Fund would have 300% asset coverage. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Interfund Loans
The SEC has granted an exemption permitting the funds advised by Alger Management to participate in an interfund lending program. This program allows the funds to borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, a Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds, and a Fund may borrow in an amount up to 10% of its net assets from other funds. If a Fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds. The ability of the Fund to lend cash to or borrow cash from other funds is subject to certain other terms and conditions. The Board is responsible for overseeing the Trust’s participation in the interfund lending program.
Exchange-Traded Funds
To the extent otherwise consistent with their investment policies and applicable law, these Funds may invest in ETFs, which are typically open-end funds or unit investment trusts whose shares are listed on a national stock exchange.
Investments in ETFs subject a Fund to the risks of the ETF, as well as the risks of the ETF’s portfolio securities. In addition, the values of ETFs are subject to change as the values of their respective component securities or commodities fluctuate according to market volatility.
Shares of ETFs may at times be acquired at market prices representing premiums to their net asset values (“NAVs”). In addition, ETFs held by a Fund could trade at a discount from NAV, and such discount could increase while the Fund holds the shares. If the market price of shares of an ETF decreases below the price that a Fund paid for the shares and the Fund were to sell its shares of such ETF at a time when the market price is lower than the price at which it purchased the shares, the Fund would experience a loss.
In addition, if a Fund acquires shares in ETFs, including affiliated ETFs, shareholders would bear both their proportionate share of expenses in a Fund and, indirectly, the expenses of such ETF. Such expenses, both at the Fund level and acquired ETF level, would include management and advisory fees, unless such fees have been waived by the Manager. Please see your Fund’s Prospectuses to determine whether any such management and advisory fees have been waived by the Manager.
Master Limited Partnerships
Each Fund may invest in master limited partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the partnership’s operations and management. The Funds may purchase publicly traded common units issued to limited partners of MLPs. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax; rather, its income, gain or losses pass through to common unitholders. The value of an MLP generally fluctuates predominantly based on prevailing market conditions and the success of the MLP. Investments held by MLPs may be relatively illiquid, and MLPs themselves may trade infrequently and in limited volume. MLPs involve the risks related to their underlying assets, and risks associated with pooled investment vehicles.
Initial Public Offering (“IPO”) Risk
The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. IPOs have the potential to produce substantial gains. There is no assurance that a Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so. In addition, as a Fund increases in size, the impact of IPOs on its performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.
Venture Capital and Private Equity Investments
A Fund may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments, including private investments in public equities (“PIPEs”). To capitalize on such opportunities, the Fund may invest in venture capital or private equity funds, direct private equity investments, PIPEs, and other investments that the Manager determines to have limited liquidity (“Special Investment Opportunities”). Special Investment Opportunities involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. There may be no trading market for Special Investment Opportunities, and the sale or transfer of such securities may be limited or prohibited by contract or legal requirements, or may be dependent on an exit strategy, such as an IPO or the sale of a business, which may not occur, or may be dependent on managerial assistance provided by other investors and their willingness to provide additional financial support. Some Special Investment Opportunities in which a Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such Special Investment Opportunities may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. A Fund can offer no assurance that the marketing efforts of any particular Special Investment Opportunity will be successful or that its business will succeed. Positions in Special Investment Opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, a Fund that holds such positions may be required to do so for several years, if not longer, regardless of adverse price movements. Investment in Special Investment Opportunities may cause a Fund to be less liquid than would otherwise be the case.
With respect to PIPE transactions, PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE securities may be deemed illiquid.
Real Estate Investment Trusts (“REITs”)
A Fund may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.

REITs are subject to management fees and other expenses, and a Fund will bear its proportionate share of the costs of the REITs’ operations. There are three general categories of REITs: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of a Fund’s investment strategy results in the Fund investing in REIT shares, the percentage of the Fund’s dividend income received from REIT shares will likely exceed the percentage of the Fund’s portfolio which is comprised of REIT shares. Ordinary REIT dividends received by a Fund and distributed to the Fund’s shareholders will generally be taxable as ordinary income and will not constitute “qualified dividend income.” However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a regulated investment company may report dividends as eligible for this deduction to the extent the regulated investment company’s income is derived from ordinary REIT dividends (reduced by allocable regulated investment company expenses). A shareholder may treat the dividends as such provided the regulated investment company and the shareholder satisfy applicable holding period requirements.
REITs (especially mortgage REITs) are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.
Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.
Cyber Security Risk
With the increasing use of the internet and technology in connection with Fund operations, the Funds and their service providers are susceptible to greater operational and information security risks through breaches of cyber security. Cyber security breaches include stealing or corrupting data maintained online or digitally, “denial of service” attacks on websites, the unauthorized monitoring, misuse, loss, destruction or corruption of confidential information, unauthorized access to systems, compromises to networks or devices that the Funds and their service providers use to service Fund operations, and operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber security breaches affecting a Fund or any of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in financial losses or the inability of Fund shareholders to transact business. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management programs designed to mitigate or prevent the risk of cyber security breaches. Such costs may be ongoing because threats of cyber attacks are constantly evolving. Issuers of securities in which the Funds invest are also subject to similar cyber security risks, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such companies to lose value. There can be no assurance that the Funds or their service providers, or the issuers of the securities in which the Funds invest, will not suffer losses relating to cyber security breaches in the future. In addition, the Funds have no control over the cybersecurity protections established by their service providers or third-party vendors. Despite reasonable precautions, the risk remains that such incidents could occur, and that such incidents could cause damage to individual investors due to the risk of exposing confidential personal data about investors to unintended parties.
Secondary Listings Risk
A Fund’s shares may be traded on stock exchanges other than the Listing Exchange. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. A Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Investment Restrictions
The investment restrictions numbered 1 through 7 below have been adopted by the Trust with respect to each Fund as fundamental policies. Under the 1940 Act, a “fundamental” policy may not be changed without the vote of a “majority of the outstanding voting securities” of a Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. Each Fund’s investment objective is a non-fundamental policy, which may be changed by the Board at any time. For each Fund:
1. Except as otherwise permitted by the 1940 Act (which currently limits borrowing to no more than 33 1∕3% of the value of the Fund’s total assets), or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not borrow money.
2. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.
3. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.
4. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

5. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.
6. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.
7. Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC; and provided that the Fund will invest at least 25% of its total assets in companies focused in the following group of related industries: software, technology hardware storage and peripherals, semiconductors and semiconductor equipment, information technology services, electronic equipment instruments and components, communications equipment, broadline retail and interactive media and services.
Notations Regarding the Investment Restrictions
The following notations are not considered to be part of a Fund’s fundamental investment restrictions and are subject to change without shareholder approval.
Except in the case of the percentage limitation set forth in Investment Restriction No. 1 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in a Fund’s other investment policies apply at the time of purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund’s assets will not constitute a violation of the restriction. With respect to the percentage limitation set forth in Investment Restriction No. 1, however, if borrowings exceed 33 1∕3% of the value of a Fund’s total assets as a result of a change in values or assets, a Fund shall take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.
For purposes of Investment Restriction No. 7, subject to applicable law and except as may be stated otherwise, each Fund considers any single industry to also include a particular group of related industries.
Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Board. Although investment requirements for each Fund are reviewed independently from those of the other accounts or funds managed by Alger Management, investments of the type the Funds may make may also be made by these other accounts or funds. When a Fund and one or more other funds or other accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.
Transactions in equity securities are in most cases effected on U.S. and foreign stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.
In Alger Management’s view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation. As a result, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management’s philosophy to pursue each Fund’s investment objective by managing these Funds actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing a Fund’s brokerage and custodial expenses.
To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Board has determined that  Fund portfolio transactions may be executed through Fred Alger & Company, LLC (“Alger LLC” or the “Distributor”), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger LLC is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger LLC charges the Fund involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.
In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund involved, the other Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion to the extent permitted by law. Alger Management’s fees under its agreements with the Funds are not reduced by reason of its receiving brokerage and research services. The Board will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Funds. Neither Alger LLC nor its affiliates engage in principal transactions with the Funds and, accordingly, receive no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.
As newly formed funds, the Funds do not have any holdings in securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act).
Disclosure of Portfolio Holdings

Alger Management has adopted policies and procedures with respect to the disclosure of Fund portfolio holdings and characteristics, which are described below. Additionally, the Board periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of a Fund and its shareholders.
On each business day of a Fund, before commencement of trading in shares on a national securities exchange, each Fund will disclose on its website the identities and quantities of the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of that business day.
Additionally, each Fund makes its full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters as an exhibit to its regulatory filings on Form N-PORT. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of each Fund’s fiscal quarter.

In addition, each business day, each Fund’s portfolio holdings information will be provided to the Funds’ transfer agent or other agents for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including large institutional investors (known as “Authorized Participants” or “APs”) that have been authorized to purchase and redeem large blocks of shares pursuant to legal requirements, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming aggregations of a specified number of shares (“Creation Units”) or trading shares of a Fund in the secondary market.
Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to a Fund in the ordinary course of business after it has been disseminated to the NSCC.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds’ Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information may include, but not be limited to, relative weightings and characteristics of a Fund portfolio versus an index (such as P/E (or price to book) ratio), EPS forecasts, alpha, beta, capture ratio, standard deviation, Sharpe ratio, information ratio, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 223-3810 to obtain such information.
Each Fund provides its portfolio holdings on a daily basis, with no lag, to each of Abel Noser, Bloomberg, Factset, Security Class Action Services, LLC, and William O’Neil + Co. Inc. Each Fund has ongoing arrangements to provide its portfolio holdings to each of Callan Associates, Epiq eDiscovery Solutions, Inc., Equest, eVestment Alliance, LLC, Fascet LLC, ICE Data Services, InsiderScore, Mercer Investment Consulting, Morningstar, Oppenheimer, PSN, S&P Global Inc., RBC Capital Markets, Refinitiv US LLC, Renaissance Macro, Seismic, Synergy Capital Management, Vantagepoint Investment Management, Inc., and Wilshire. Neither a Fund nor any other person is directly compensated for such disclosure, although certain persons receiving such disclosure may be investors in one or more Funds and may therefore be subject to fees applicable to all shareholders. Alger Management also manages accounts for individuals and institutions. Holders of these accounts may own many of the same securities as a Fund, and therefore may be generally aware of the portfolio holdings of a Fund.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the transfer agent, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Net Asset Value

The net asset value (“NAV”) of each Fund is computed by adding the value of the Fund’s investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the Fund outstanding. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the Listing Exchange is open.
A business day with respect to the Funds is any day on which the Listing Exchange is open for business (“Business Day”). The Listing Exchange is generally open on each Monday through Friday, except New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Washington’s Birthday (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Juneteenth, Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
The assets of the Funds are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by Alger Management, as the Board’s valuation designee.
Securities in which the Funds invest may be traded in markets that close before the close of the Listing Exchange. Developments that occur between the close of these markets (generally foreign markets) and the close of the Listing Exchange (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the Manager, pursuant to policies established by the Board, believes to be fair values of these securities as of the close of the Listing Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open.
The valuation of money market instruments with maturities of 60 days or less held by a Fund is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.
Creation and Redemption of Creation Units

The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at a price based on a Fund’s NAV next determined after receipt, on any Business Day, of an order received by the transfer agent in proper form. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of each Fund that constitute a Creation Unit for the Fund.

Fund	Shares Per Creation Unit
Alger Concentrated Equity ETF	[xx]
Alger Artificial Intelligence ETF	[xx]
The Manager and the Board reserve the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of a Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises or declines to an amount that falls outside the range deemed desirable by the Board.
To the extent a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.
Fund Deposit
The consideration for purchase of Creation Units of a Fund generally consists of the Deposit Securities (i.e., the in-kind deposit of a designated portfolio of securities (including any portion of such securities for which cash may be substituted)) and the Cash Component computed as described below. However, each Fund reserves the right to permit or require that creations of shares are effected fully or partially in cash. Together, the Deposit Securities and the Cash Component constitute the Fund Deposit, which will be applicable (subject to possible amendment or correction) to creation requests received in proper form. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the Deposit Amount, which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are generally the responsibility of the AP purchasing the Creation Unit.
On each Business Day prior to the opening of business on the Listing Exchange, a Fund will make available, through the NSCC, the list of names and quantities of each Deposit Security and the amount of the Cash Component (if any) to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for a Fund). Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a Fund until such time as the next-announced Fund Deposit is made available.
The identity and number of shares of the Deposit Securities and the amount of the Cash Component changes pursuant to changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by the Manager with a view to the investment goal of a Fund. The composition of the Deposit Securities and the amount of the Cash Component may also change in response to adjustments to a Fund’s portfolio.
Each Fund reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the facilities of the Depository Trust Company (“DTC Facilities”) or the clearing process through the Continuous Net Settlement System of the NSCC (“NSCC Clearing Process”), a clearing agency that is registered with the SEC (as discussed below), or that the AP is not able to trade due to a trading restriction. Each Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances.
Cash Purchase Method
When partial or full cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the AP must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.

To be eligible to place orders and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker dealer or other participant in the NSCC Clearing Process, or (ii) a participant in Depository Trust Company (a “DTC Participant”), and, in either case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“AP Agreement”). A Participating Party or DTC Participant who has executed an AP Agreement is referred to as an AP. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of APs
Creation Units may be purchased only by or through an Authorized Participant that has entered into an AP Agreement with the Distributor. Such Authorized Participant will agree, pursuant to the terms of such AP Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be an Authorized Participant or may not have executed an AP Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust may not enter into an AP Agreement with more than a small number of Authorized Participants.
Placement of Creation Orders
An AP must submit an irrevocable order to purchase shares of a Fund, in proper form, no later than two hours prior to the closing time of the regular trading session (normally 2 p.m. Eastern time) of the Listing Exchange, on any Business Day in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders for Creation Units to be placed earlier in the day. Orders for Creation Units must be transmitted by an AP by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the AP Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the transfer agent or an AP. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Each Fund’s deadlines specified above for the submission of purchase orders is referred to as the Fund’s “Cutoff Time.” The Trust or its designee, in their discretion, may permit the submission of such orders and requests by or through an AP at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the transfer agent’s proprietary website maintained for this purpose.
Investors, other than APs, are responsible for making arrangements for a creation request to be made through an AP. Those placing orders to purchase Creation Units through an AP should allow sufficient time to permit proper submission of the purchase order to the transfer agent or its agent by the Cutoff Time on such Business Day. Upon receiving an order for a Creation Unit, the transfer agent will notify the Manager and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian.
The AP must make available on or before the prescribed settlement date, by means satisfactory to a Fund, immediately available or same day funds estimated by a Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of a Fund. Investors should be aware that an AP may require orders for purchases of shares placed with it to be in the particular form required by the individual AP.
The AP is responsible for all transaction-related fees, expenses and other costs (as described below), as well as any applicable cash amounts, in connection with any purchase order.
Once a purchase order has been accepted, it will be processed based on the NAV next determined after such acceptance in accordance with a Fund’s Cutoff Times as provided in the AP Agreement and disclosed in this SAI.

Acceptance of Orders for Creation Units
Subject to the conditions that (i) an irrevocable purchase order has been submitted by the AP (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to a Fund are in place for payment of the Cash Component and any other cash amounts which may be due, an order will be accepted, subject to a Fund’s right to reject any order until acceptance, as set forth below.
Once a purchase order has been accepted, upon the next determination of the NAV of the shares, a Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The transfer agent will then transmit a confirmation of acceptance to the AP that placed the order.
Each Fund reserves the right to reject or revoke a purchase order transmitted to it by the transfer agent, provided that a rejection or a revocation of a purchase order does not violate applicable law. For example a Fund may revoke or reject a purchase order transmitted to it by the transfer agent if: (i) the purchase order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Fund Deposit is not legally required or would, in the opinion of the Fund or counsel, be unlawful; or (v) circumstances outside the control of the Fund make it impossible to process purchase orders for all practical purposes. The transfer agent shall notify a prospective purchaser of a Creation Unit and/or the AP acting on behalf of such purchaser of its rejection of such order. A Fund, a Fund’s custodian, the sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit
Except as provided herein, a Creation Unit will not be issued until the transfer of good title to a Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered, the transfer agent and the Manager shall be notified of such delivery and a Fund will issue and cause the delivery of the Creation Unit. Typically, Creation Units are issued on a “T+2 basis” (i.e., two Business Days after trade date). However, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 if necessary or appropriate under the circumstances. To the extent contemplated by an AP Agreement, a Fund will issue Creation Units to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such AP’s delivery and maintenance of collateral having a value at least equal to 105% and up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with a Fund’s then-effective procedures. The only collateral that is acceptable to a Fund is cash in U.S. dollars. Such cash collateral must be delivered no later than 1 p.m., Eastern time on the prescribed settlement date or such other time as designated by a Fund’s custodian. Information concerning a Fund’s current procedures for collateralization of missing Deposit Securities is available from the transfer agent. The AP Agreement will permit a Fund to buy the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to a Fund of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, APs may create and redeem Creation Units on the same trade date and in these instances, a Fund reserves the right to settle these transactions on a net basis or require a representation from the APs that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by a Fund and a Fund’s determination shall be final and binding.
Costs Associated with Creation Transactions
A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the AP on the applicable Business Day. The AP may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). If the costs of executing the transaction exceed the maximum additional charge, such charges will be paid by a

Fund. APs will also bear the costs of transferring the Deposit Securities to a Fund. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s standard creation transaction fees and maximum additional charge (as described above). Transaction fees may be waived in certain circumstances deemed appropriate by the Trust.
Fund	Standard Creation Transaction Fee*	Maximum Additional Charge for Creations
Alger Concentrated Equity ETF	$[xx]	[xx]%
Alger Artificial Intelligence ETF	$[xx]	[xx]%

*
Standard creation transaction fees will be waived for the first 30 days after the commencement of each Fund’s operations.
Redemption of Creation Units
Shares of a Fund may be redeemed by APs only in Creation Units at its NAV next determined after receipt of a redemption request in proper form by the transfer agent and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an AP. Beneficial owners may also sell shares in the secondary market. Each Fund generally redeems Creation Units for Fund Securities (as defined below) and the Cash Amount (as defined below). Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of a Fund.
The Manager makes available through the NSCC, prior to the opening of business on the Listing Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash as described below (“Cash Amount”), if any. Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable in order to effect redemptions of Creation Units of a Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units under certain circumstances.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
A Fund may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security that may not be eligible for transfer through DTC Facilities or the NSCC Clearing Process or that the AP is not able to trade due to a trading restriction. Each Fund also reserves the right to permit or require a “cash in lieu” amount in certain circumstances, including circumstances in which: (i) the delivery of a Fund Security to the AP would be restricted under applicable securities or other local laws; (ii) the delivery of a Fund Security to the AP would result in the disposition of the Fund Security by the AP becoming restricted under applicable securities or other local laws; or (iii) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder. Each Fund generally redeems Creation Units for Fund Securities and the Cash Amount, but each Fund reserves the right to utilize a cash option for redemption of Creation Units.

Cash Redemption Method
When partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash redemption, the AP receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Costs Associated with Redemption Transactions
A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. The standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an AP on the applicable Business Day. The AP may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). If the costs of executing the transaction exceed the maximum additional charge, such charges will be paid by a Fund. APs will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth each Fund’s standard redemption transaction fees and maximum additional charge (as described above). Transaction fees may be waived in certain circumstances deemed appropriate by the Trust.
Fund	Standard Redemption Transaction Fee	Maximum Charge for Redemptions*
Alger Concentrated Equity ETF	$[xx]	[xx]%
Alger Artificial Intelligence ETF	$[xx]	[xx]%

*
As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.
Placement of Redemption Orders
Redemption requests for Creation Units of a Fund must be submitted to the transfer agent by or through an AP. An AP must submit an irrevocable request to redeem shares of a Fund, in proper form, no later than two hours prior to the closing time of the regular trading session (normally 2 p.m. Eastern time) of the Listing Exchange, on any Business Day, in order to receive that day’s NAV. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than APs, are responsible for making arrangements for a redemption request to be made through an AP.
The AP must transmit the request for redemption in the form required by a Fund to the transfer agent in accordance with procedures set forth in the AP Agreement. Investors should be aware that their particular broker may not have executed an AP Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP who has executed an AP Agreement. At any time, only a limited number of broker-dealers may have an AP Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to a Fund’s transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.
A redemption request is considered to be in “proper form” if: (i) an AP has transferred or caused to be transferred to a Fund’s transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day; (ii) a request in form satisfactory to a Fund is received by the transfer agent from the AP on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the AP Agreement are properly followed. The Trust reserves the right in connection with a redemption request to verify that the AP owns the shares subject to the redemption at the close of business on the date of the redemption order. If the AP, upon receipt of this request, does not provide sufficient information to the Trust, the redemption request will not be considered to have been received in proper form and may be rejected. If the transfer agent does not receive the investor’s shares through DTC Facilities by 10 a.m., Eastern time on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for such transfers of shares through the DTC Facilities may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC Facilities by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.
Upon receiving a redemption request, the transfer agent shall notify a Fund and a Fund’s transfer agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant AP to the owner of beneficial interests in shares of a Fund (“Beneficial Owner”) thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the AP submitting the redemption request.
A redeeming Beneficial Owner or AP acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by a Fund generally will be made within two Business Days (i.e., “T+2”). Each Fund reserves the right to settle redemption transactions later than T+2 if necessary or appropriate under the circumstances and compliant with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+2 because of the occurrence of a holiday in a non-U.S. market.
If neither the redeeming Beneficial Owner nor the AP acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, a Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above, to offset a Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that a Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the AP redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter). To the extent contemplated by an AP Agreement, in the event an AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to 10 a.m., Eastern time on the prescribed settlement date, the transfer agent may accept the redemption request in reliance on the undertaking by the AP to deliver the missing shares as soon as possible. Such undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105% and up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing shares. Such cash collateral must be delivered at such time as designated by the custodian, but no later than 10 a.m., Eastern time on the prescribed settlement date and shall be held by a Fund’s custodian and marked-to-market daily. The fees of a Fund’s custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP. The AP Agreement may permit a Fund to purchase missing Fund shares or acquire the Deposit Securities and the Cash Amount underlying such shares, and may subject the AP to liability for any shortfall between the cost of the Fund acquiring such shares, the Deposit Securities or Cash Amount and the value of the cash collateral including, without limitation, liability for related brokerage and other charges. Because the portfolio securities of a Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for a Fund, shareholders may not be able to redeem their shares of a Fund, or purchase or sell shares of a Fund on the Listing Exchange on days when the NAV of a Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.
Management

Trustees and Officers of the Trust
The Trust is governed by the Board which is responsible for protecting the interests of shareholders under Massachusetts law.
The Board has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) each Fund’s accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of each Fund’s financial statements and the independent audit thereof. The members of the Audit Committee are Charles F. Baird, Jr., David Rosenberg and Nathan E. Saint-Amand. The Audit Committee met six times during the Trust’s last fiscal year. The function of the Nominating Committee is, among other things, to select and nominate all candidates for election as trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) to the Board. The Nominating Committee, which met once during the Trust’s last fiscal year, is composed of all the Independent Trustees.
While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing to the Secretary of the Trust, c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, New York 10004. Any submission should include the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, and number of shares of stock of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an “interested person” (as defined in the 1940 Act) of the Trust, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in a solicitation of proxies for election of Trustees of a registered investment company in an election contest pursuant to Regulation 14A under the Securities Exchange Act (including such individual’s written consent to being named in a proxy statement as a nominee and to serving as a Trustee (if elected)). Any such submission must also be submitted by such date and contain such information as may be specified in the Trust’s By-laws.
Board’s Risk Oversight Role
Risk oversight is part of the Board’s general oversight of the Trust. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, liquidity risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s Chief Investment Officer (or a senior representative of his office) and portfolio management personnel, which include reports on the investment performance of the Funds.
The Board receives regular compliance reports prepared by the Trust’s and the Manager’s Chief Compliance Officer and meets regularly with the Chief Compliance Officer to discuss various compliance matters, including compliance risks. In accordance with SEC rules, the Independent Trustees meet regularly in executive session with the Trust’s and the Manager’s Chief Compliance Officer, and the Chief Compliance Officer prepares and presents an annual written compliance report to the Board. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact with the Trust’s independent registered public accounting firm and the Trust’s Principal Financial Officer.

With respect to liquidity risk, the Board reviews, no less frequently than annually, a written report prepared by the Manager as the administrator of the Trust’s liquidity risk management program that addresses the operation of the program and assesses its adequacy and effectiveness of implementation. The Board also receives regular liquidity reports. With respect to valuation risk, the Board oversees the Manager in its role as valuation designee and reviews periodic reporting addressing valuation matters with respect to each Fund, including the Manager’s annual assessment of the adequacy and effectiveness of its process for determining the fair value of each Fund’s portfolio securities.
The Board also receives periodic presentations from senior personnel of the Manager regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas. The Board also may receive special reports or presentations on a variety of matters, either upon the Board’s request or upon the initiative of the Manager. The Board receives reports from counsel to the Trust or counsel to the Manager and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investment activities.
Board Composition and Leadership Structure
The 1940 Act requires that at least 40% of the Trust’s trustees be Independent Trustees and as such not be affiliated with the Manager. To rely on certain exemptive rules under the 1940 Act, a majority of the Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment management agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 75% of the Trust’s Trustees, including the Chair of the Board, are Independent Trustees. The Chair of the Board chairs Board meetings and executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their counsel. The Board has determined that its leadership structure, in which the Chair of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager provides to the Trust and potential conflicts of interest that could arise from this relationship.
Trustees of the Trust, together with information as to their positions with the Trust, and principal occupations, are shown below.
Name, (Year of Birth), and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2):
Hilary M. Alger (1961)	Trustee since 2020
Non-profit Fundraising Consultant since
2015, Schultz & Williams; Non-profit
Fundraising Consultant since 2014, Hilary
Alger Consulting; Emeritus Trustee since
2020 and Trustee from 2013 to 2020,
Philadelphia Ballet; School Committee
Member since 2017, Germantown Friends
School.
			[30]	Board of Directors, Alger Associates, Inc.; Director of Target Margin Theater
Non-Interested Trustees:
Charles F. Baird, Jr. (1953)	Trustee since 2020	Managing Partner of North Castle Partners (private equity securities group).	[30]
David Rosenberg (1962)	Trustee since 2020	Associate Professor of Law since August 2000, Zicklin School of Business, Baruch College, City University of New York.	[30]
Nathan E. Saint-Amand M.D. (1938)	Trustee since 2020	Medical doctor in private practice since 1970; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988.	[30]

(1)
The address of each Trustee is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Ms. Alger is an “interested person” (as defined in the 1940 Act) of the Trust by virtue of her ownership control of Alger Associates, Inc. (“Alger Associates”), which controls Alger Management and its affiliates.
(3)
“Alger Fund Complex” refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the board of trustees of the other five registered investment companies in the Alger Fund Complex.
Information About Each Trustee’s Experience, Qualifications, Attributes or Skills
The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the skills, experience and judgment necessary to address the issues directors of investment companies confront in fulfilling their duties to fund shareholders. These skills include the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., medicine or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Trust’s or the Manager’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.
Each Trustee has been a Board member of the Alger Fund Complex mutual funds since at least 2007. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses (this supplements information provided in the table above), which the Board believes help the Trustees to exercise effective business judgment.
•
Hilary M. Alger — In addition to her tenure as a Board member of all of the Alger Fund Complex funds (some since 2003), Ms. Alger has over 25 years experience in development for non- profit entities, and prior to that, worked as a securities analyst at Alger Management. Ms. Alger owns securities issued by, and serves on the Board of Directors of, Alger Associates.
•
Charles F. Baird, Jr. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 2000), and his service on the Audit Committee of the Trust, Mr. Baird has over 35 years experience as a business entrepreneur, primarily focusing on private equity securities. His extensive experience in the investment business provides in-depth knowledge of industry practices and standards.
•
David Rosenberg — In addition to his tenure as a Board member of all of the Alger Fund Complex funds since 2007, Mr. Rosenberg has 20 years of experience as a professor of business law.
•
Nathan E. Saint-Amand, M.D. — In addition to his tenure as a Board member of all of the Alger Fund Complex funds (some since 1986), and his service on the Audit Committee of the Trust, Dr. Saint-Amand has been a medical doctor for over 45 years and has served on the boards of several non-profit entities.

Officers of the Trust, with information regarding their positions with the Trust and principal occupations, are shown below.
Name (Year of Birth), Position with Trust and Address(1)	Principal Occupations	Officer Since
Officers(2):
Hal Liebes (1964) President, Principal Executive Officer	Executive Vice President, Chief Operating Officer (“COO”), and Secretary, Alger Management; COO and Secretary, Alger Associates, Inc. and Weatherbie Capital, LLC; COO, Vice President, Secretary and Manager, Alger Group Holdings, LLC and Alger Capital, LLC; Director, Alger SICAV; Executive Director and Chairman, Alger Management, Ltd.; Manager and Secretary, Alger Apple Real Estate LLC; Manager, Alger Partners Investors I, LLC, Alger Partners Investors II, LLC, Alger Partners Investors KEIGF and Alger Partners Investors-Crossbay LLC; Secretary, Alger Boulder I LLC.	2020
Tina Payne (1974) Secretary, Chief Compliance Officer, Chief Legal Officer	Senior Vice President, General Counsel, Chief Compliance Officer (“CCO”) and Assistant Secretary, Alger Management; Senior Vice President, General Counsel and Secretary, Alger LLC; CCO and Authorized Signer, Alger Management, Ltd.; Assistant Secretary, Weatherbie Capital, LLC; Vice President and Assistant Secretary, Alger Group Holdings, LLC.	2020
Michael D. Martins (1965) Treasurer, Principal Financial Officer	Senior Vice President, Alger Management.	2020
Sergio M. Pavone (1961) Assistant Treasurer	Vice President, Alger Management.	2020
Mia G. Pillinger (1989) Assistant Secretary	Vice President, Associate Counsel of Alger Management since 2020. Formerly, Associate at Willkie Farr & Gallagher, LLP, from 2016 to 2020.	2020
Sushmita Sahu (1981) AML Compliance Officer	Vice President, Alger Management.	2021

(1)
The address of each officer is c/o Fred Alger Management, LLC, 100 Pearl Street, 27th Floor, New York, NY 10004.
(2)
Each officer’s term of office is one year. Each officer serves in the same capacity for the other funds in the Alger Fund Complex.
No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a fee of $156,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending meetings. The Independent Trustee appointed as Chair of the Board receives an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Effective January 1, 2022, the Trustees adopted a policy requiring Trustees to receive a minimum of 10% of their annual compensation in shares of the funds in the Alger Fund Complex.
The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 2023. The following table provides compensation amounts paid to the current Independent Trustees for the fiscal year ended December 31, 2023.
Compensation Table
Name of Person, Position	Aggregate Compensation from the Trust*	Total Compensation Paid to Trustee from The Alger Fund Complex*^
Charles F. Baird, Jr.	$[xx]	$[xx]
David Rosenberg	$[xx]	$[xx]
Nathan E. Saint-Amand	$[xx]	$[xx]

* An additional $[xx] was paid by the Trust and $[xx] by the Alger Fund Complex for the fiscal year ended December 31, 2023, to a Trustee who retired effective December 31, 2023.
^ During the year ended December 31, 2023, each Trustee served on the board of six investment companies that comprised the Alger Fund Complex.

The following table shows each current Trustee’s beneficial ownership as of December 31, 2023, by dollar range, of equity securities of each Fund and of all of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = over $100,000.
None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger LLC, or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger LLC. The table reflects Ms. Alger’s beneficial ownership of shares of each Fund, and of all funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.
Equity Securities of Each Fund
Name of Trustee	Concentrated Equity ETF	AI ETF	Aggregate Equity Securities of Funds in Alger Fund Complex Overseen by Trustee
Interested Trustee:
Hilary M. Alger	[xx]	[xx]	[xx]
Independent Trustees:
Charles F. Baird, Jr.	[xx]	[xx]	[xx]
David Rosenberg	[xx]	[xx]	[xx]
Nathan E. Saint-Amand	[xx]	[xx]	[xx]
Investment Manager
Alger Management has been in the business of providing investment management services since 1964 and, as of December 31, 2023, had approximately $[xx] billion in assets under management. Alger Management is directly owned by Alger Group Holdings, LLC, a financial services holding company. Alger Group Holdings and Alger Management are indirectly controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own approximately 99% of the voting rights of Alger Associates, the parent company of Alger Group Holdings.
Alger Management serves as investment adviser to the Funds’ pursuant to a written agreement between the Trust, on behalf of the Funds, and Alger Management (the “Management Agreement”), and under the supervision of the Board. The services provided by Alger Management under the Management Agreement include: making investment decisions for the Funds’, placing orders to purchase and sell securities on behalf of the Funds’, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. Alger LLC may serve as each Fund’s broker in effecting most portfolio transactions on securities exchanges and can retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Funds’ and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers of the Trust who are employed by the Trust and Alger Management. Alger Management bears all expenses in connection with the performance of its services under the Management Agreement.
Alger Management also provides administrative services to the Funds under the Management Agreement including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Funds; supervising preparation of periodic shareholder reports, notices and other shareholder communications; overseeing the effectiveness of each Fund’s arbitrage mechanism by monitoring the premiums or discounts between the market prices and NAVs of a Fund’s shares and the bid/ask spreads for a Fund’s shares on a daily basis at the end of each Business Day; supervising the daily pricing of each Fund’s investment portfolio and the publication of each Fund’s NAV, earnings reports and other financial data; monitoring relationships with organizations providing services to the Funds, including the Funds’ Custodian, Transfer Agent and printers; providing trading desk facilities for the Funds; and supervising compliance by the Funds with recordkeeping and periodic reporting requirements under the 1940 Act.

As compensation for its services, the Trust has agreed to pay the Manager an investment management fee, accrued daily and payable monthly, at the following annual rates as a percentage of the average daily NAV of the applicable Fund: Concentrated Equity ETF — [xx]%; AI ETF — [xx]%.
The Manager has made contractual commitments to each Fund to waive and/or reimburse the Fund for expenses to the extent necessary to maintain the Fund’s other expenses at or below [xx]% of average daily net assets. The limitations do not apply to custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable. Each agreement runs through [xx], 2025 and may only be amended or terminated prior to its expiration date by agreement between the Manager and the Board, and will terminate automatically in the event of termination of the Investment Management Agreement. The Manager may recoup any expenses waived or reimbursed pursuant to the contract; however, a Fund will only make repayments to the Manager if such repayment does not cause a Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.
Description of Portfolio Manager Compensation Structure
An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger Management. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), education, industry knowledge and the individual’s performance in his or her role. Base salaries will grow over time for Alger’s superior employees, rewarding their performance and contributions to the firm.
Bonus may be a significant portion of an individual’s compensation and can vary from year to year. The annual bonus considers various factors, including:
•
the firm’s overall financial results and profitability;
•
the firm’s overall investment management performance;
•
current year’s and prior years’ pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio;
•
qualitative assessment of an individual’s performance with respect to the firm’s investment process and standards; and
•
the individual’s leadership contribution within the firm.
While the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger Management may refer to benchmarks, such as those provided by Russell Investments and S&P Global Ratings, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.
Alger Management has implemented a profit participation plan (“PPP”) that gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. Senior members of the firm are eligible to receive awards annually in the PPP. The PPP reinforces the portfolio managers’ commitment to generating superior investment performance for the firm’s clients. The awards are invested in Alger mutual funds and have a four-year vesting schedule. The total award earned can increase or decrease with the firm’s investment and earnings results over the four-year period.
Additionally, the Alger Partners Plan provides key investment executives with phantom equity that allows participants pro-rata rights to growth in the firm’s book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm’s value it will convey through this program. Participation in this program is determined annually.
Other Accounts Managed by Portfolio Managers
The numbers and assets of other accounts managed by the portfolio managers of the Funds as of December 31, 2023, are as follows. Except as noted below, no account’s management fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Ankur Crawford*	[xx]	$[xx]	[xx]	$[xx]	[xx]	$[xx]
Patrick Kelly*	[xx]	$[xx]	[xx]	$[xx]	[xx]	$[xx]

*
The portfolio manager also manages a separate account, included in “Other Accounts,” with advisory fees based on the performance of the account. The account had assets of approximately $[xx] as of December 31, 2023.
Securities Owned by the Portfolio Managers
The following table shows each current portfolio manager’s beneficial interest as of [xx], 2024, by dollar range, in the shares of the Fund(s) that he or she manages. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = $100,001 — $500,000; F = $500,001 — $1,000,000; G = over $1,000,000.
Portfolio Manager	Fund	Range
Ankur Crawford	Concentrated Equity ETF	[xx]
Patrick Kelly	AI ETF	[xx]
Distributor
Alger LLC, an affiliate of Alger Management, serves as the Funds’ principal underwriter, or distributor, and may receive payments from the Funds under the Plan (as defined below). Shares are continuously offered for sale by a Fund through the Distributor only in Creation Units as described in each Fund’s prospectus and above in Creation and Redemption of Creation Units. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor. The Distributor will arrange for the delivery of the Prospectus and, upon request, this SAI to APs that have entered into an AP Agreement with the Distributor.
As stated in the Prospectus, in connection with the distribution and shareholder servicing activities of Alger LLC in respect of a Fund’s shares, the Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). However, no rule 12b-1 plan fee is currently charged to the Funds and there are no plans in place to impose a Rule 12b-1 fee. The Plan, if implemented, is designed to benefit each Fund and its shareholders.
Under the Plan, Alger LLC, in its discretion or pursuant to dealer agreements, would pay sales commissions based on the amount invested in Fund shares. The Plan would also authorize the Trust to pay Alger LLC, on behalf of each Fund, a shareholder servicing fee computed at an annual rate based on the average daily net assets allocable to the Fund shares. The shareholder servicing fee would be used by Alger LLC to provide compensation for ongoing servicing and/or maintenance of shareholder accounts and to cover an allocable portion of overhead and other Alger LLC and selected dealer office expenses related to the servicing and/or maintenance of shareholder accounts. Compensation would be paid by Alger LLC to persons, including Alger LLC employees, who respond to inquiries of shareholders of a Fund regarding their ownership of shares or their accounts with a Fund or who provide other similar services not otherwise required to be provided by the Manager, transfer agent or other service provider of a Fund.
The Plan also provides that to the extent a Fund, the Manager, the Distributor or other parties on behalf of a Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the Plan because of applicable federal law prohibiting certain banks from engaging in the distribution of fund shares. These banks, however, are allowed to receive fees under the Plans for administrative servicing or for agency transactions.
From time to time Alger LLC, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others (“financial intermediaries”) who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger LLC may also from time to time, at its expense from its legitimate profits, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of Trust assets or 0.50% annually of the value of Trust sales attributable to that financial intermediary. Alger LLC determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger LLC deems relevant. Factors considered by Alger LLC generally include the financial intermediary’s reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.
Independent Registered Public Accounting Firm

[__] serves as the Trust’s independent registered public accounting firm.
Code of Ethics

The Manager, Alger LLC and the Trust have adopted a joint Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.
Alger Management personnel (“Access Persons”) are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to the restrictions and procedures of the Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must pre-clear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can obtain a copy of the Code of Ethics by calling the Trust toll-free at (800) 223-3810.
In accordance with the Code of Ethics and the Manager’s Insider Trading Policy and Procedures, personnel of Alger Management with knowledge about the composition of a Creation Basket are prohibited from disclosing such information to any other person, except as authorized in the course of their employment, until such information is made public.
Certain U.S. Federal Income Tax Considerations

The following discussion is a general summary of certain of the U.S. federal income tax considerations applicable to a Fund and its shareholders, including each Fund’s qualification and taxation as a regulated investment company (“RIC”) for U.S. federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to the acquisition, ownership, and disposition of a Fund’s shares.
This discussion does not purport to be a complete description of all of the tax considerations applicable to a Fund or its shareholders. In particular, this discussion does not address certain considerations that may be relevant to certain types of shareholders subject to special treatment under U.S. federal income tax laws, including shareholders that are not U.S. shareholders (as defined below), shareholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, shareholders that are treated as partnerships for U.S. federal income tax purposes, taxpayers on a mark-to-market system of taxation, tax-exempt entities, including pension plans and trusts (including an IRA, 401(k) plan or other tax-advantaged account), persons who hold Fund shares as part of a straddle or a hedging or conversion transaction, REITs, other RICs, banks and other financial institutions, U.S. shareholders whose functional currency is not the U.S. dollar, persons who have ceased to be U.S. citizens or to be taxed as residents of the United States, and partnerships and entities treated as partnerships for federal income tax purposes. This discussion does not discuss any aspects of U.S. estate or gift tax or non-U.S., state or local tax laws nor does it discuss the special treatment under U.S. federal income tax laws that could result if a Fund invests in tax-exempt securities or certain other investment assets. This summary is limited to shareholders that hold a Fund’s shares as capital assets (within the meaning of the Code), and does not address owners of a shareholder. This discussion is based upon the Code, its legislative history, existing and proposed U.S. Treasury regulations, published rulings and court decisions, each as of the date of this SAI and all of which are subject to change or differing interpretations, possibly retroactively, which could affect the continuing validity of this discussion. No Fund has sought, and no

Fund will seek any ruling from the U.S. Internal Revenue Service (the “IRS”) regarding any matter discussed herein, and this discussion is not binding on the IRS. Accordingly, there can be no assurance that the IRS would not assert, and that a court would not sustain, a position contrary to any of the tax consequences discussed herein.
For the purposes of this discussion, a “U.S. shareholder” is a beneficial owner of a Fund’s shares that is for U.S. federal income tax purposes:
•
an individual who is a citizen or resident of the United States;
•
a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•
a trust, if a court within the United States has primary supervision over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable U.S. Treasury regulations to be treated as a domestic trust for U.S. federal income tax purposes; or
•
an estate, the income of which is subject to U.S. federal income taxation regardless of its source.
Tax matters are complicated and the tax consequences to a shareholder of an investment in a Fund’s shares will depend on the facts of the shareholder’s particular situation. Shareholders are strongly encouraged to consult their own tax advisor regarding the U.S. federal income tax consequences of the acquisition, ownership and disposition of a Fund’s shares, as well as the effect of state, local and foreign tax laws, and the effect of any possible changes in tax laws.
Taxation of the Funds
Each Fund intends to elect to be treated, and intends to operate in a manner so as to continuously qualify thereafter, as a RIC under Subchapter M of the Code. As a RIC, a Fund will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that the Fund timely distributes (or is deemed to timely distribute) to its shareholders as dividends. Instead, dividends a Fund distributes (or is deemed to timely distribute) generally will be taxable to shareholders, and any net operating losses, foreign tax credits and most other tax attributes generally will not pass through to shareholders. A Fund will be subject to U.S. federal corporate-level income tax on any undistributed income and gains. To qualify as a RIC, a Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, a Fund must distribute to its shareholders, for each taxable year, at least 90% of its investment company taxable income (which generally is the Fund’s net ordinary taxable income and realized net short-term capital gains in excess of realized net long-term capital losses, determined without regard to the dividends paid deduction) (the “Annual Distribution Requirement”) for any taxable year. The following discussion assumes that each Fund qualifies as a RIC.
Taxation as a Regulated Investment Company
If a Fund (1) qualifies as a RIC and (2) satisfies the Annual Distribution Requirement, then the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (realized net long-term capital gain in excess of realized net short-term capital loss) that the Fund timely distributes (or is deemed to timely distribute) to shareholders. A Fund will be subject to U.S. federal income tax at the regular corporate rate on any of its income or capital gains not distributed (or deemed distributed) to its shareholders.
If a Fund fails to distribute in a timely manner an amount at least equal to the sum of (1) 98% of its ordinary income for the calendar year, (2) 98.2% of its net capital gain income (both long-term and short-term) for the one-year period ending October 31 in that calendar year and (3) any income realized, but not distributed, in the preceding years (to the extent that income tax was not imposed on the realized but undistributed income) less certain over-distributions in prior years (together, the “Excise Tax Distribution Requirements”), the Fund will be subject to a 4% nondeductible federal excise tax on the portion of the undistributed income that is less than the amounts required to be distributed based on the Excise Tax Distribution Requirements. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax for the tax year ending in that calendar year will be considered to have been distributed by year end (or earlier if estimated taxes are paid). Each Fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Distribution Requirements.
To qualify as a RIC for U.S. federal income tax purposes, the Trust must have elected to be treated and qualify as a registered management company under the 1940 Act at all times during each taxable year, and each Fund generally must, among other things:
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derive in each taxable year at least 90% of the Fund’s gross income from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities, foreign currencies or other income (including certain deemed inclusions) derived with respect to the Fund’s business of investing in the stock, securities, foreign currencies or other income, or (b) net income derived from the Fund’s interest in a qualified publicly traded partnership (“QPTP”) (collectively, the “90% Gross Income Test”); and
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diversify the Fund’s holdings so that at the end of each quarter of the taxable year:
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at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. Government securities, securities of other RICs and other securities that, with respect to any issuer, do not represent more than 5% of the value of the Fund’s assets or more than 10% of the outstanding voting securities of that issuer; and
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no more than 25% of the value of the Fund’s assets is invested in the securities, other than U.S. Government securities or securities of other RICs, of (i) one issuer; (ii) two or more issuers that are controlled, as determined under the Code, by the Fund and that are engaged in the same or similar or related trades or businesses; or (iii) securities of one or more QPTPs (collectively, the “Diversification Tests”).
A Fund may have investments that require income to be included in investment company taxable income in a year prior to the year in which the Fund actually receives a corresponding amount of cash in respect of the income required to be included. For example, if a Fund holds corporate stock with respect to which section 305 of the Code requires inclusion in income of amounts of deemed dividends even if no cash distribution is made, the Fund must include in its taxable income in each year the full amount of its applicable share of the Fund’s allocable share of these deemed dividends.
A RIC is limited in its ability to deduct expenses in excess of its investment company taxable income. If a Fund’s deductible expenses in a given year exceed its investment company taxable income, the Fund will have a net operating loss for that year. A RIC is not able to offset its investment company taxable income with net operating losses on either a carryforward or carryback basis, and net operating losses generally will not pass through to shareholders. In addition, expenses may be used only to offset investment company taxable income and may not be used to offset net capital gain. A RIC may not use any net capital losses (i.e., realized capital losses in excess of realized capital gains) to offset its investment company taxable income but may carry forward those losses, and use them to offset future capital gains, indefinitely. Further, a RIC’s deduction of net business interest expense is limited to 50% for the 2020 taxable year and 30% thereafter of its “adjusted taxable income” plus “floor plan financing interest expense.” It is not expected that any portion of any underwriting or similar fee will be deductible for U.S. federal income tax purposes to a Fund or its shareholders. Due to these limits on the deductibility of expenses, net capital losses and business interest expenses, a Fund may, for U.S. federal income tax purposes, have aggregate taxable income for several years that the Fund is required to distribute and that is taxable to shareholders even if this income is greater than the aggregate net income the Fund actually earned during those years.
In order to enable a Fund to make distributions to shareholders that will be sufficient for the Fund to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements, the Fund may need to liquidate or sell some of its assets at times or at prices that the Fund would not consider advantageous, the Fund may need to raise additional equity or debt capital, the Fund may need to take out loans, or the Fund may need to forego new investment opportunities or otherwise take actions that are disadvantageous to the Fund’s business (or be unable to take actions that are advantageous to its business). Even if a Fund is authorized to borrow and to sell assets in order to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements, under the 1940 Act, the Fund generally is not permitted to make distributions to its shareholders while the Fund’s debt obligations and senior securities are outstanding unless certain “asset coverage” tests or other financial covenants are met.

If a Fund is unable to obtain cash from other sources to enable the Fund to satisfy the Annual Distribution Requirement, the Fund may fail to qualify for the U.S. federal income tax benefits allowable to RICs and, thus, become subject to a corporate-level U.S. federal income tax (and any applicable state and local taxes). Although each Fund expects to operate in a manner so as to qualify continuously as a RIC, a Fund may decide in the future to be taxable as a “C” corporation, even if the Fund would otherwise qualify as a RIC, if the Fund determines that treatment as a C corporation for a particular year would be in the Fund’s best interest.
If a Fund is unable to obtain cash from other sources to enable the Fund to satisfy the Excise Tax Distribution Requirements, the Fund may be subject to additional tax. However, no assurances can be given that a Fund will not be subject to the excise tax and, a Fund may choose in certain circumstances to pay the excise tax as opposed to making an additional distribution.
For the purpose of determining whether a Fund satisfies the 90% Gross Income Test and the Diversification Tests, the character of the Fund’s distributive share of items of income, gain, losses, deductions and credits derived through any investments in companies that are treated as partnerships for U.S. federal income tax purposes (other than certain publicly traded partnerships), or are otherwise treated as disregarded from the Fund for U.S. federal income tax purposes, generally will be determined as if the Fund realized these tax items directly. Further, for purposes of calculating the value of a Fund’s investment in the securities of an issuer for purposes of determining the 25% requirement of the Diversification Tests, the Fund’s proper proportion of any investment in the securities of that issuer that are held by a member of the Fund’s “controlled group” must be aggregated with the Fund’s investment in that issuer. A controlled group is one or more chains of corporations connected through stock ownership with the Fund if (a) at least 20% of the total combined voting power of all classes of voting stock of each of the corporations is owned directly by one or more of the other corporations, and (b) the Fund directly owns at least 20% or more of the combined voting stock of at least one of the other corporations.
Each Fund expects to be initially treated as a “publicly offered regulated investment company.” However, if a Fund is not treated as a “publicly offered regulated investment company,” each of its U.S. shareholders that is an individual, trust or estate will be treated as having received a dividend for U.S. federal income tax purposes from the Fund in the amount of the U.S. shareholder’s allocable share of the management fees paid to Alger Management and certain of the Fund’s other expenses for the calendar year, and as having paid these fees and expenses for tax purposes, and the allocable portion of these expenses will be treated as miscellaneous itemized deductions that are not currently deductible by the U.S. shareholder (and beginning in 2026, will be deductible to the U.S. shareholder only to the extent they exceed 2% of the U.S. shareholder’s adjusted gross income), and are not deductible for alternative minimum tax purposes. In addition, if a Fund is not treated as a “publicly offered regulated investment company,” the Fund will be subject to limitations on the deductibility of certain “preferential dividends” that are distributed to U.S. shareholders on a non-pro-rata basis. U.S. shareholders should consult their own tax advisors as to the deductibility of any management fees allocated to the U.S. shareholder.
Failure to Qualify as a RIC
If a Fund qualifies as a RIC but fails to satisfy the 90% Gross Income Test for any taxable year or the Diversification Tests for any quarter of a taxable year, the Fund may continue to be taxable as a RIC for the relevant taxable year if certain relief provisions of the Code apply (which might require the Fund to pay certain corporate-level U.S. federal taxes or dispose of certain assets). If a Fund fails to qualify as a RIC for more than two consecutive taxable years and then seeks to re-qualify as a RIC, the Fund would generally be required to recognize gain to the extent of any unrealized appreciation in its assets unless the Fund elects to pay U.S. corporate income tax on any unrealized appreciation during the succeeding 5-year period.
If a Fund fails to qualify for treatment as a RIC in any taxable year and is not eligible for the relief provisions, the Fund would be subject to U.S. federal income tax on all of its taxable income at the regular corporate U.S. federal income tax rate and would be subject to any applicable state and local taxes, regardless of whether a Fund makes any distributions to the Fund’s shareholders. Additionally, the Fund would not be able to deduct distributions to its shareholders. Any distributions the Fund makes generally would be taxable to shareholders as ordinary dividend income and, subject to certain limitations under the Code, would be eligible for the current maximum rate applicable to qualifying dividend income of individuals and other non-corporate U.S. shareholders, to the extent of the Fund’s current or accumulated earnings and profits. Subject to certain limitations under the Code, U.S. shareholders that are corporations for U.S. federal income tax purposes would be eligible for the dividends-received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s adjusted tax basis in its shares of the Fund, and any remaining distributions would be treated as capital gain.
The remainder of this discussion assumes that each Fund will continuously qualify as a RIC.
Fund Investments—General
Certain of a Fund’s investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things, (1) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (2) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (3) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (4) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (5) cause the Fund to recognize income or gain without receipt of a corresponding cash payment, (6) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (7) adversely alter the characterization of certain complex financial transactions, and (8) produce income that is qualifying income for purposes of the 90% Gross Income Test. Each Fund intends to monitor its transactions and may make certain tax elections in order to mitigate the effects of these provisions; however, no assurance can be given that a Fund will be eligible for any tax elections or that any elections it makes will fully mitigate the effects of these provisions.
Gain or loss recognized by a Fund from securities will be treated as capital gain or loss. Gain or loss recognized by a Fund generally will be long-term or short-term depending on the type of asset and how long the Fund held a particular security.
A portfolio company in which a Fund invests may face financial difficulties that require the Fund to work-out, modify or otherwise restructure its investment in the portfolio company. These types of transactions could, depending upon the specific terms of the transaction, cause the Fund to recognize taxable income without a corresponding receipt of cash, which could affect its ability to satisfy the Annual Distribution Requirement or the Excise Tax Distribution Requirements or result in unusable capital losses and future non-cash income. These types of transaction could also result in the Fund receiving assets that give rise to non-qualifying income for purposes of the 90% Gross Income Test.
Certain Foreign Investments
A Fund’s investment in non-U.S. securities through ADRs may be subject to non-U.S. income, withholding and other taxes. Shareholders generally will not be entitled to claim a U.S. foreign tax credit or deduction with respect to non-U.S. taxes paid by a Fund.
If a Fund purchases shares in a passive foreign investment company (“PFIC”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” received on, or gain from the disposition of, the shares, even if the income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest generally will be imposed on the Fund in respect of deferred taxes arising from the excess distribution or gain. If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” under the Code (“QEF”), in lieu of the foregoing requirements, the Fund will be required to include in gross income each year a portion of the ordinary earnings and net capital gain of the QEF, even if the income is not distributed by the QEF to the Fund. Any inclusions in the Fund’s gross income resulting from the QEF election will be considered qualifying income for purposes of the 90% Gross Income Test. Alternatively, a Fund may elect to mark to market at the end of each taxable year for the Fund's shares in the PFIC, in which case, the Fund will recognize, as ordinary income, any increase in the value of the shares, and, as ordinary loss, any decrease in the value to the extent it does not exceed prior increases included in its income. A Fund's ability to make either election will depend on factors beyond its control, and each Fund is subject to restrictions which may limit the availability or benefit of these elections. Under either election, a Fund may be required to recognize in any year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC shares during that year, and the income will nevertheless be subject to the Annual Distribution Requirement and will be taken into account for purposes of determining whether the Fund satisfies the Excise Tax Distribution Requirements.

Hedging and Derivative Transactions
Gain or loss, if any, realized from certain financial futures generally is treated as 60% long-term capital gain or loss (as applicable) and 40% short-term capital gain or loss (as applicable). Gain or loss will arise upon exercise or lapse of financial futures. In addition, any financial futures remaining unexercised at the end of a shareholder’s taxable year are treated as sold for their then fair market value, resulting in the recognition of gain or loss characterized in the manner described above.
Taxation of U.S. Shareholders
The following summary generally describes certain U.S. federal income tax consequences of an investment in a Fund’s shares beneficially owned by U.S. shareholders (as defined above).
Distributions on, and Sale or Other Disposition of, a Fund’s Shares
Distributions by a Fund generally are taxable to U.S. shareholders as ordinary income or capital gain. Distributions of a Fund’s investment company taxable income, determined without regard to the deduction for dividends paid, will be taxable as ordinary income to U.S. shareholders to the extent of the Fund’s current or accumulated earnings and profits. To the extent the distributions a Fund pays to non-corporate U.S. shareholders (including individuals) are attributable to dividends from U.S. corporations and certain qualified foreign corporations, the distributions generally are taxable to U.S. shareholders at the preferential rates applicable to long-term capital gains. Distributions of a Fund’s net capital gains (which generally are the Fund’s realized net long-term capital gains in excess of realized net short-term capital losses) that are properly reported by the Fund as “capital gain dividends” will be taxable to a U.S. shareholder as long-term capital gains that are currently taxable at reduced rates in the case of non-corporate taxpayers, regardless of the U.S. shareholder’s holding period for his, her or its shares. Distributions in excess of a Fund’s earnings and profits first will reduce a U.S. shareholder’s adjusted tax basis in the U.S. shareholder’s shares in the Fund and, after the adjusted tax basis is reduced to zero, will constitute capital gains to the U.S. shareholder.
A portion of a Fund’s ordinary income dividends paid to corporate U.S. shareholders may, if certain conditions are met, qualify for the 50% dividends received deduction to the extent that the Fund has received dividends from certain corporations during the taxable year, but only to the extent these ordinary income dividends are treated as paid out of earnings and profits of the Fund. A corporate U.S. shareholder may be required to reduce its basis in its shares with respect to certain “extraordinary dividends,” as defined in section 1059 of the Code. Corporate U.S. shareholders should consult their own tax advisors in determining the application of these rules in their particular circumstances.
A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate-level tax rates on the amount retained, and therefore designate the retained amount as a “deemed dividend.” In this case, the Fund may report the retained amount as undistributed capital gains to its U.S. shareholders, who will be treated as if each U.S. shareholder received a distribution of its pro rata share of this gain, with the result that each U.S. shareholder will (i) be required to report its pro rata share of this gain on its tax return as long-term capital gain, (ii) receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and (iii) increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. In order to utilize the deemed distribution approach, a Fund must provide written notice to its shareholders prior to the expiration of 60 days after the close of the relevant taxable year. A Fund cannot treat any of its investment company taxable income as a “deemed distribution.”
For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of capital gains dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If a Fund makes this election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in the month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s shareholders on December 31 of the year in which the dividend was declared.
If a U.S. shareholder purchases shares of a Fund shortly before the record date of a distribution, the price of the shares will include the value of the distribution and the U.S. shareholder will be subject to tax on the distribution even though it economically represents a return of its investment.

A U.S. shareholder generally will recognize taxable gain or loss if the U.S. shareholder sells or otherwise disposes of the shareholder’s shares of a Fund. The amount of gain or loss will be measured by the difference between the shareholder’s adjusted tax basis in the shares sold, redeemed, or otherwise disposed of and the amount of the proceeds received in exchange. Any gain or loss arising from the sale, redemption or other disposition generally will be treated as long-term capital gain or loss if the U.S. shareholder has held the shares for more than one year. Otherwise, the gain or loss will be classified as short-term capital gain or loss. However, any capital loss arising from the sale, redemption or other disposition of a Fund’s shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to the shares. In addition, all or a portion of any loss recognized upon a disposition of the Fund’s shares may be disallowed if substantially identical stock or securities are purchased within 30 days before or after the disposition. In this case, any disallowed loss is generally added to the U.S. shareholder’s adjusted tax basis of the acquired shares.
In general, U.S. shareholders that are individuals, trusts, or estates are taxed at preferential rates on their net capital gain. These preferential rates are lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. shareholders currently are subject to U.S. federal income tax on net capital gain at the maximum rate also applies to ordinary income. A non-corporate U.S. shareholder with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of the net capital losses against its ordinary income each year; any net capital losses of a non-corporate U.S. shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. shareholders generally may not deduct any net capital losses for a year, but may carry back net capital losses for three years or carry forward net capital losses for five years.
Each Fund will send to each of its U.S. shareholder, after the end of each calendar year, a notice providing, on a per share and per distribution basis, the amounts includible in the U.S. shareholder’s taxable income for the year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions will generally be reported to the IRS (including the amount of dividends, if any, eligible for the preferential rates applicable to long-term capital gains).
Distributions by a Fund out of current or accumulated earnings and profits generally will not be eligible for the 20% pass through deduction under section 199A of the Code, although qualified REIT dividends earned by a Fund may qualify for the deduction under section 199A of the Code. Distributions may also be subject to additional state, local and non-U.S. taxes depending on a U.S. shareholder’s particular situation.
Creation Units
An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss, except as described in the second subsequent paragraph. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid for the Creation Units. Any gain or loss realized on the creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and generally will be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.
An Authorized Participant that redeems Creation Units generally will recognize a gain or (subject to the subsequent sentence) loss equal to the difference between the Authorized Participant’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for the Creation Units. It is unclear whether any loss realized upon an exchange of securities for Creation Units would be immediately deductible or would be required to be deferred under the “wash sale” rules or on the basis that there has been no significant change in economic position. Any gain or loss realized upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares of the Fund comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss, and generally will be treated as long-term capital gain or loss if the Fund shares comprising the Creation Units have been held for more than one year, and otherwise generally will be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation

Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
A Fund has the right to reject an order for Creation Units if the Authorized Participant (or group of Authorized Participants) would, upon obtaining the Fund shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in any securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial ownership of Fund shares for purposes of the 80% determination. If a Fund does issue Creation Units to an Authorized Participant (or group of Authorized Participants) that would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund, the Authorized Participant (or group of Authorized Participants) generally would not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Tax Shelter Reporting Regulations
Under U.S. Treasury regulations, if a U.S. shareholder recognizes a loss with respect to its shares of a Fund in excess of $2 million or more for a non-corporate U.S. shareholder or $10 million or more for a corporate U.S. shareholder in any single taxable year, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Significant monetary penalties apply to a failure to comply with this reporting requirements. States may also have similar reporting requirements. U.S. shareholders should consult their tax advisor to determine the applicability of these regulations in light of their individual circumstances.
Net Investment Income Tax
An additional 3.8% surtax applies to the net investment income of non-corporate U.S. shareholders (other than certain trusts) on the lesser of (i) the U.S. shareholder’s “net investment income” for a taxable year and (ii) the excess of the U.S. shareholder’s modified adjusted gross income for the taxable year over $200,000 ($250,000 in the case of joint filers). For these purposes, “net investment income” generally includes interest and taxable distributions and deemed distributions paid with respect to shares of a Fund, and net gain attributable to the disposition of shares of a Fund (in each case, unless the shares are held in connection with certain trades or businesses), but will be reduced by any deductions properly allocable to these distributions or this net gain.
Certain Additional Tax Considerations
Information Reporting and Backup Withholding
A Fund may be required to withhold, for U.S. federal income taxes, a portion of all taxable distributions payable to shareholders (a) who fail to provide the Fund with their correct taxpayer identification numbers (TINs) or who otherwise fail to make required certifications or (b) with respect to whom the IRS notifies the Fund that this shareholder is subject to backup withholding. Certain shareholders specified in the Code and the Treasury regulations promulgated thereunder are exempt from backup withholding but may be required to provide documentation to establish their exempt status. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability if the appropriate information is timely provided to the IRS. Failure by a shareholder to furnish a certified TIN to the Fund could subject the shareholder to a penalty imposed by the IRS.
Dividends

Each Fund declares and pays any dividends annually. Distributions of any net realized short-term and long-term capital gains earned by a Fund usually will be made annually after the close of the fiscal year in which the gains are earned.
Dividends and other distributions on Fund shares are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC Participants and indirect participants to beneficial owners of record with proceeds received from a Fund.

No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.
Custodian and Transfer Agent

The Bank of New York Mellon (“BNY”), with offices at 240 Greenwich Street, New York, New York 10286, serves as custodian and transfer agent for the Trust pursuant to a custodian agreement, under which it holds the Funds’ assets, and a transfer agency and service agreement. Under the transfer agency and service agreement, BNY has undertaken to perform some or all of the following services: (i) perform and facilitate the performance of purchases and redemptions of creation units; (ii) prepare and transmit payments for dividends and distributions; (iii) record the issuance of shares and maintain records of the number of authorized shares; (iv) prepare and transmit information regarding purchases and redemptions of shares; (v) maintain required books and records; and (vi) perform other customary services of a transfer agent and dividend disbursing agent for an ETF. The Trust, Alger LLC (or its affiliates) and non-affiliated third-party service providers may enter into agreements for recordkeeping services.
Organization

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 24, 2020 (the “Trust Agreement”). The Trust is an open-end management investment company.
The Trust currently has five series: Alger Mid Cap 40 ETF, Alger 35 ETF, Alger Weatherbie Enduring Growth ETF, Alger Concentrated Equity ETF, and Alger Artificial Intelligence ETF. Alger Weatherbie Enduring Growth ETF began trading on March 7, 2023. It is expected that Alger Concentrated Equity ETF and Alger Artificial Intelligence ETF will begin trading on [xx], 2024.
Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust’s Declaration of Trust.
Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust’s bylaws, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust’s outstanding shares.
Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants. Physical share certificates are not issued for shares of the Funds.
Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires the Trustees to use their best efforts to ensure that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote.
Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
DTC as Securities Depository for Shares of the Funds
Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between DTC Participants, and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of a Fund.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of each Fund. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of a Fund at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Principal Holders

Seed Capital
The Manager or an affiliate of the Manager (the “seed investor”) may provide initial funding to or otherwise invest in a Fund. A seed investor may redeem its investment in a Fund at any time and without prior notice, which could adversely affect a Fund and its shareholders, such as by causing the Fund to realize taxable gains that will be distributed to other shareholders, and increasing Fund transaction costs and expense ratios.

Control Persons and Principal Holders of Securities
A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the Management Agreement.
Because each Fund has not commenced operations as of the date of this SAI, there are no beneficial owners of each Fund.
Proxy Voting Policies and Procedures

The Board has delegated authority to vote all proxies related to the Funds’ portfolio securities to Alger Management, the Funds’ investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Funds, and is responsible for voting proxies of all securities held in the Funds. Alger Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.
Alger Management receives and considers the recommendations of Institutional Shareholder Services Inc. (“ISS”), a leading proxy voting service provider and registered investment adviser. ISS issues voting recommendations and casts votes on the proxies based on pre-determined proxy voting guidelines intended to vote proxies in the clients’ best interests, which are summarized in Appendix A to the SAI. Currently Alger Management has instructed ISS to apply its Socially Responsible Investment Proxy Voting Guidelines to vote proxies of securities held by the Funds. Alger Management has a process in place to override ISS’ voting recommendations.
If a country’s laws allow a company to block the sale of shares in advance of a shareholder meeting, Alger Management will generally not vote in the shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Although Alger Management considers proxy voting to be an important shareholder right, Alger Management will generally not impede its ability to trade in a stock in order to vote at a shareholder meeting. If a company will not block the sale of its shares in connection with the meeting, Alger Management will follow its proxy voting policies and procedures.
To the extent ISS has a material conflict of interest with the company whose proxies are at issue, ISS may recuse itself from voting proxies. Alger Management monitors ISS’ proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Fund. Further, Alger Management has a process in place for making voting determinations in the event of a conflict of interest.
Alger Management maintains records of its proxy voting policies and procedures. Alger Management or ISS, on Alger Management’s behalf, maintains records of proxy statements received regarding securities held by the Funds; records of votes cast on behalf of each Fund; records of requests for proxy voting information; and documents prepared by Alger Management that were material to making a voting decision.
No later than August 31st each year, the Funds’ proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 223-3810 and on the Funds’ website and on the SEC’s website at http://www.sec.gov.
Appendix A to the SAI provides an executive summary of ISS’ SRI Proxy Voting Guidelines.
Financial Statements

Because these are new funds, each Fund has no audited financial statements.
Each Fund’s audited financial statements and the notes thereto will be contained in its annual report to shareholders. Copies of each Fund’s reports to shareholders will be available by telephoning (800) 223-3810.

Potential Conflicts of Interest

Information in the following discussion relating to the business, practices, policies and rights of Alger Management and its affiliates has been provided by Alger Management.
Summary
Alger Management and Alger LLC, an affiliated registered broker-dealer and a member of the New York Stock Exchange, are owned by Alger Group Holdings, LLC, which is wholly-owned by Alger Associates. Additionally, Alger Management is under common ownership with Weatherbie Capital, LLC, a registered investment adviser based in Boston, Massachusetts. Alger LLC serves as the principal underwriter for the Funds and as a broker-dealer for securities trades placed on behalf of Alger Management clients and accounts. Alger LLC does not conduct public brokerage business and substantially all of its transactions are for those Alger Management clients who authorize Alger Management to use Alger LLC as a broker, provided that relevant regulations that govern their accounts allow it. Neither Alger Management nor any of its management personnel is registered or plans to register as a futures commission merchant, commodity pool operator, commodity trading advisor, or an associated person of these entities. From time to time, Alger LLC, Alger Management, Weatherbie Capital, LLC, Alger Group Holdings, LLC, or Alger Associates, or other affiliated persons (“Alger Affiliates”) may hold controlling positions in certain pooled investment vehicles, such that they are considered affiliates.
In addition to serving as investment adviser of the ETFs and mutual funds in the Alger Family of Funds, Alger Management is the investment manager for Alger Dynamic Return Fund and Alger Life Sciences Innovation Fund, each of which is a privately offered pooled investment vehicle, as well as to Alger SICAV, a publicly offered pooled investment vehicle registered in Luxembourg. Alger Management also serves as a sub-adviser to third-party registered investment companies or pooled investment vehicles, as well as bank collective investment trusts. From time to time, Alger Affiliates may own significant stakes in one or more of the above entities.
Alger Management may recommend to clients that they purchase interests in investment partnerships or funds for which Alger Management serves as investment adviser or sub-adviser and in which Alger Management and related persons have a financial interest. Alger Management and such related persons will fully disclose such financial interests to all clients to which such recommendations are given in accordance with applicable regulation.
Alger Affiliates also have other direct and indirect interests in the equity markets, directly or through investments in pooled products, in which the Funds directly and indirectly invest. Investors should be aware that this may cause Alger Affiliates to have conflicts that could disadvantage the Funds.
As a registered investment adviser under the Investment Advisers Act of 1940, as amended, Alger Management is required to file and maintain a registration statement on Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, conflicts and potential conflicts of interest, and other relevant information regarding Alger Management. Alger Management’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Conflicts as a Result of the Manager’s Other Affiliates
Selection of Administrative and Other Service Providers. Alger Management may choose to (and currently does) have Alger Affiliates provide administrative services, shareholder services, brokerage and other account services to the Funds. While any such engagement would be on market terms, it will nevertheless result in greater benefit to Alger Management than hiring a similarly qualified unaffiliated service provider.
In connection with these services and subject to applicable law, Alger Affiliates, including the Manager, may from time to time, and without notice to investors or clients, in-source or outsource certain processes or functions that it provides in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest, including which processes or functions to in-source or outsource, which entity to outsource to, and the fees charged by Alger Affiliates or the third party. Alger Management maintains policies designed to mitigate the conflicts described herein; however, such policies may not fully address situations described above.

Information Alger Management May Receive. Alger Management and its affiliates may have or be deemed to have access to the current status of certain markets, investments and funds because of Alger Affiliates’ brokerage and other activities. Alger Affiliates may therefore possess information which, if known to Alger Management, might cause Alger Management to seek to dispose of, retain or increase interests in investments held by a Fund, or acquire certain positions on behalf of a Fund. Moreover, Alger Management and its affiliates may come into possession of material, non-public information that would prohibit or otherwise limit its ability to trade on behalf of the Funds. A fund not advised by Alger Management would not be subject to these restrictions. Alger Management maintains policies designed to prevent the disclosure of such information; however, such policies may not fully address situations described above.
Allocation Issues
As Alger Management manages multiple accounts or funds managed or advised by Alger Affiliates (including Alger Management) or in which Alger Affiliates (including Alger Management) or its personnel have interests (collectively, the “client/Alger Affiliates accounts”), issues can and do arise as a result of how Alger Management allocates investment opportunities. In an effort to treat all clients/Alger Affiliates reasonably in light of all factors relevant to managing an account, aggregated trades will generally be allocated pro rata among the Funds and client/Alger Affiliates accounts whenever possible. There are exceptions to this practice, however, as described below:
Unusual Market Conditions. During periods of unusual market conditions, Alger Management may deviate from its normal trade allocation practices. During such periods, Alger Management will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Funds, as it determines in its sole discretion.
Availability of Investments. The availability of certain investments such as IPOs or private placements may be limited. In such cases, all client/Alger Affiliates accounts (including the Funds) may not receive an allocation. As a result, the amount, timing, structuring or terms of an investment by a Fund may differ from, and performance may be lower than, investments and performance of other client/Alger Affiliates accounts.
Alger Management, as a general practice, allocates IPOs and other limited availability investments pro rata among the eligible client/Alger Affiliates accounts (including the Funds) in accordance with portfolio manager instructions and applicable policies and procedures. An account or accounts may not receive an allocation because it lacks available cash, is restricted from making certain investments, the account pays a performance fee, the account is so large that the allocation is determined to not be meaningful to the account’s overall performance, or due to co-investment by Alger Affiliates. When a pro rata allocation of limited availability investments is not possible or is not appropriate, Alger Management considers numerous other factors to determine an appropriate allocation. These factors include (i) Alger Management’s good faith assessment of the best use of such limited opportunities relative to the account’s investment objectives, investment limitations and requirements of the accounts; (ii) suitability requirements and the nature of the investment opportunity, including relative attractiveness of a security to different accounts; (iii) relative size of applicable accounts; (iv) impact on overall performance and allocation of such securities may have on accounts; (v) cash and liquidity considerations, including without limitation, availability of cash for investment; (vi) minimum denomination, minimum increments, de minimus threshold and round lot consideration; (vii) account investment horizons, investment objectives and guidelines; (viii) an account’s risk tolerance and/or risk parameters; (ix) tax sensitivity of accounts; (x) concentration of positions in an account; (xi) appropriateness of a security for the account given the benchmark and benchmark sensitivity of an account; (xii) use of the opportunity as a replacement for another security Alger Management believes to be attractive for an account or the availability of other appropriate investment opportunities; (xiii) considerations related to giving a subset of accounts exposure to an industry; and/or (xiv) account turnover guidelines.
In some circumstances, it is possible that the application of these factors may result in certain client/Alger Affiliates accounts receiving an allocation when other accounts do not. Moreover, client/Alger Affiliates accounts (including the Funds) may receive an allocation or an opportunity not allocated to other accounts or the Funds.
Portfolio managers who manage multiple strategies exercise investment discretion over each strategy on an individualized basis and therefore may allocate investments (including IPOs and secondary offerings) in a different manner for each strategy, including not allocating to a strategy. Considerations for such different allocations, include, but are not limited to, when an allocation to a strategy results in a de minimis investment, different investment policies and objectives of one strategy versus another, as well as the implementation of strategy objectives such as sector or industry weightings. As a result of such allocations, there will be instances when funds within a strategy managed by the same portfolio manager do not participate in an investment that is allocated among funds invested in another strategy managed by the same portfolio manager. For example, it is generally the case that investment strategies with larger AUM do not participate in allocations of IPOs and secondary offerings as the allocation of limited shares will result in the strategy receiving de minimis amounts of shares to allocate across strategies. Such investment decisions may result in a loss of investment opportunity for funds that may otherwise have been suited to invest in such offerings.
Please visit www.alger.com for a current list of portfolio managers by strategy as well as strategy AUM.
Differing Guidelines, Objectives and Time Horizons. Because client/Alger Affiliates accounts (including the Funds) are managed according to different strategies and individual client guidelines, certain accounts may not be able to participate in a transaction or strategy employed by Alger Management.
Actions taken by one account could affect others. For example, in the event that withdrawals of capital result in one account selling securities, this could result in securities of the same issuer falling in value, which could have a material adverse effect on the performance of other accounts (including the Funds) that do not sell such positions.
Alger Affiliates may also develop and implement new strategies, which may not be employed in all accounts or pro rata among the accounts where they are employed, even if the strategy is consistent with the objectives of all accounts. Alger Affiliates may make decisions based on such factors as strategic fit and other portfolio management considerations, including an account’s capacity for such strategy, the liquidity of the strategy and its underlying instruments, the account’s liquidity, the business risk of the strategy relative to the account’s overall portfolio make-up, the lack of efficacy of, or return expectations from, the strategy for the account, and any such other factors as Alger Affiliates deem relevant in their sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular strategy will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the strategy and the availability of other strategies for the account.
Investing in Different Classes of the Same Issuer. Conflicts also arise when one or more client/Alger Affiliates accounts (including a Fund) invests in different classes of securities of the same issuer. As a result, one or more client/Alger Affiliates accounts may pursue or enforce rights with respect to a particular issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. For example, if a client/Alger Affiliates account holds debt securities of an issuer and a Fund holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the client/Alger Affiliates account which holds the debt securities may seek a liquidation of the issuer, whereas the Fund which holds the equity securities may prefer a reorganization of the issuer. In addition, Alger Management may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more client/Alger Affiliates accounts, the Fund, or Alger Affiliates. The Funds may be negatively impacted by Alger Affiliates’ and other client/Alger Affiliates accounts’ activities, and transactions for the Funds may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Alger Affiliates and other client/Alger Affiliates accounts not pursued a particular course of action with respect to the issuer of the securities.
Conflicts Related to Timing of Transactions. When Alger or a client/Alger Affiliates account implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results. In addition, the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged. Alger Affiliates may, in certain cases, implement internal policies and procedures designed to limit such consequences to client/Alger Affiliates accounts, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Moreover, each client/Alger Affiliates account is managed independently of other accounts. Given the independence in the implementation of advice to these accounts, there can be no warranty that such investment advice will be implemented simultaneously. Neither Alger Management nor its affiliates will always know when advice issued has been executed and, if so, to what extent. Alger Management and its affiliates will use reasonable efforts to procure timely execution. It is possible that prior execution for or on behalf of an account could adversely affect the prices and availability of the securities and instruments in which the Funds invest. In other words, an account, by trading first, may increase the price or decrease the availability of a security to the Funds.
In some instances, Alger Management is retained through programs sponsored by unaffiliated financial intermediaries, advisers or planners in which Alger Management serves as an investment adviser (“wrap programs”). Alger Management offers advisory services through single contract programs, dual contract programs and model portfolio programs. Given the structure of the wrap programs and the fact that payments to Alger Management are paid directly by the wrap sponsor, Alger Management does not believe it receives any direct compensation from clients who participate in the wrap programs. Because wrap clients generally pay the wrap sponsor to effect transactions for their accounts, Alger Management does not aggregate transactions on behalf of wrap program accounts with other accounts or funds it advises. Because of the distinct trading process Alger Management follows for wrap accounts and the portfolio limitations of the wrap programs, the timing of trades for wrap accounts may differ from other accounts and will generally be made later in time than for other accounts managed by Alger Management.
The fact that personnel of certain Alger Affiliates are dedicated to one or more Funds, accounts or clients may be a factor in determining the timing of implementation and allocation of opportunities sourced by such personnel. Alger Affiliates may delay trades for a Fund or account in order to aggregate such trades. Alger Affiliates may also consider reputational matters and other considerations.
Cross Transactions. From time to time and for a variety of reasons, certain client/Alger Affiliates accounts may buy or sell positions in a particular security while a Fund is undertaking the opposite strategy. Trading in the opposite manner could disadvantage the Fund. Moreover, Alger Affiliates may have a potentially conflicting division of loyalties and responsibilities to both parties in such a case. In an effort to reduce this negative impact, and when permitted by applicable law, the accounts may enter into “cross transactions.” A cross transaction, or cross trade, occurs when the Manager causes a Fund to buy securities from, or sell a security to, another client of Alger Management or Alger Affiliates. Alger Management will ensure that any such cross transactions are effected on commercially reasonable market terms and in accordance with applicable law, including but not limited to Alger Management’s fiduciary duties to all accounts.
Valuation of Assets. Alger Affiliates may have a conflict of interest in valuing the securities and other assets in which a Fund may invest. Alger Management is generally paid an advisory fee based on the value of the assets under management, so more valuable securities will result in a higher advisory fee. Alger Management may also benefit from showing better performance or higher account values on periodic statements.
Certain securities and other assets in which the Funds may invest may not have a readily ascertainable market value and will be valued by Alger Management in accordance with the valuation guidelines described in the valuation procedures adopted by the Funds. Such securities and other assets may constitute a substantial portion of a Fund’s investments. Alger Management’s risk of misstating the value of securities is greater with respect to illiquid securities like those just described.
Alger Affiliates may hold proprietary positions in a Fund. One consequence of such proprietary positions is that Alger Management may be incented to misstate the value of illiquid securities.
Regulatory Conflicts. From time to time, the activities of the Funds may be restricted because of regulatory or other requirements applicable to Alger Affiliates and/or their internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. As a result, Alger Affiliates may implement internal restrictions that delay or prevent trades for the Funds, which could result in less favorable execution of trades and may impact the performance of the Funds.
Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the Funds and Alger Management as well as for other Alger Affiliates. Such situations could arise if Alger Affiliates serve as directors of companies the securities of which a Fund wishes to purchase or sell or is representing or providing financing to another potential purchaser. The larger Alger Management’s investment advisory business and Alger Affiliates’ businesses, the larger the potential that these restricted list policies will impact the performance of the Funds.
Other Potential Conflicts Relating to the Management of the Fund by the Manager
Potential Conflicts Relating to Alger Affiliates’ Proprietary Activities and Activities On Behalf of Other Accounts. Alger Management or Alger Affiliates may invest in equity or fixed-income securities that it recommends to its clients. The results achieved by Alger Affiliates proprietary accounts may differ from those achieved for other accounts. Alger Management will manage the Funds and its other client/Alger Affiliates accounts in accordance with their respective investment objectives and guidelines. However, Alger Management may give advice, and take action, with respect to any current or future client/Alger Affiliates accounts that may compete or conflict with the advice Alger Management may give to the Funds including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.
The directors, officers and employees of Alger Affiliates, including Alger Management, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Alger Affiliates, including Alger Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Funds. To reduce the possibility that the Funds will be materially adversely affected by the personal trading described above, Alger Management has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds’ portfolio transactions. Alger Management has adopted a code of ethics (the “Code of Ethics”) and monitoring procedures relating to certain personal securities transactions by personnel of Alger Management which Alger Management deems to involve potential conflicts involving such personnel, client/Alger Affiliates accounts managed by Alger Management and the Funds. The Code of Ethics requires that personnel of Alger Management comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which Alger Management is subject. The Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
Potential Conflicts in Connection With Proxy Voting
Alger Management has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of clients, including the Funds, and to help ensure that such decisions are made in accordance with Alger Management’s fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of Alger Management may have the effect of favoring the interests of other clients or Alger Affiliates provided that Alger Management believes such voting decisions to be in accordance with its fiduciary obligations. In other words, regardless of what Alger Management’s conflict of interest is, the importance placed on exercising a client’s right to vote dictates that Alger Management will cast the vote in accordance with its voting guidelines even if Alger Management, its affiliate, or its client, somehow, indirectly, benefits from that vote. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “Proxy Voting Policies and Procedures.”
Conflicts in Connection with Sales-Related Incentives.
Alger Affiliates and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to a Fund or its shareholders. Alger Affiliates and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher for some products or services than for others, and the remuneration and profitability to Alger Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater or lesser than the remuneration and profitability resulting from other funds or products.
Conflicts may arise in relation to sales-related incentives. Alger Affiliates and its personnel may receive greater compensation or greater profit in connection with certain funds in the Alger Family of Funds than with other funds, including the Funds. Differentials in compensation may be related to the fact that Alger Affiliates may pay a portion of their advisory fee to an unaffiliated investment adviser, or to other compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of Alger Affiliates and their personnel to recommend certain funds in the Alger Family of Funds over other funds, including the Funds.

Alger Affiliates may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, Alger Affiliates regularly participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Alger Affiliates understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Funds may receive fees from Alger Affiliates or the Funds in connection with the distribution of shares in the Funds or other Alger Affiliates products. For example, Alger Affiliates may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, ETFs or other products or services offered or managed by Alger Management. Alger Affiliates may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Alger Affiliates’ membership in such organizations allows Alger Affiliates to participate in these conferences and educational forums and helps Alger Affiliates interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, Alger Affiliates’ personnel, including employees of Alger Affiliates, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds or distribute the Funds. In addition, Alger Affiliates, including Alger Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Alger Affiliates may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.
To the extent permitted by applicable law, Alger Affiliates or the Funds may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote client/Alger Affiliates accounts, the Funds and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Alger Affiliates’ assets, or amounts payable to Alger Affiliates rather than a separately identified charge to the Funds, client/Alger Affiliates accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds, client/Alger Affiliates accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Funds, client/Alger Affiliates accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries); access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Funds, client/Alger Affiliates accounts and other products; “finders fees” or “referral fees” or other fees for providing assistance in promoting the Funds, client/Alger Affiliates accounts and other products (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Funds, client/Alger Affiliates accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Alger Affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.
The payments made by Alger Affiliates or the Funds may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.
Potential Conflicts in Connection with Brokerage Transactions
Trade Aggregation. If Alger Management believes that the purchase or sale of a security is in the best interest of more than one client/Alger Affiliates account (including the Funds), it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Aggregation of trades under this circumstance may, on average, decrease the costs of execution. In the event Alger Management aggregates a trade for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of trades is expected to be used, allocations are generally pro rata and if not, will be designed so as not to systematically and consciously favor or disfavor any account in the allocation of investment opportunities. The accounts aggregated may include registered and unregistered investment companies, Alger Affiliates Accounts (including the Funds), and separate accounts. Transaction costs will be shared by participants on a pro-rata basis according to their allocations. Alger Management may delay the execution of a trade for a client account so it may be included as part of an aggregated trade.
When orders are aggregated for execution, it is possible that Alger Affiliates will benefit from such trades, even in limited capacity situations. Alger Management maintains policies and procedures that it believes are reasonably designed to deal equitably with conflicts of interest that may arise when purchase or sale orders for an account are aggregated for execution with orders for Alger Affiliates Accounts. Alger Management may aggregate trades for its clients and affiliates in private placements pursuant to internally developed procedures. In such cases, Alger Management will negotiate the terms of such offerings, including the price of such investments, and will prepare a written allocation statement reflecting the allocation of the private securities.
Orders to purchase or sell the same security need not be aggregated if there is a reasonable distinction between or among the orders. For example, orders that are not price specific need not be aggregated with orders that are to be executed at a specific price. Also, certain short sale trades may not be aggregated due to settlement issues and may not trade sequentially in order to maintain the average trade price.
Alger Management is not required to bunch or aggregate trades if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable, or with respect to client directed accounts.
Even when trades are aggregated, prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
Soft Dollars. Alger Management relies primarily on its own internal research to provide primary research in connection with buy and sell recommendations. However, Alger Management does acquire research services provided by third party vendors, which it pays for with brokerage fees and commissions, sometimes referred to as “soft dollars.” The services that Alger Management may receive include: management meetings; conferences; research on specific industries; research on specific companies; macroeconomic analyses; analyses of national and international events and trends; access to experts on a particular sector, industry or security; evaluations of thinly traded securities; computerized trading screening techniques and securities ranking services; general research services (i.e. Bloomberg, FactSet); alternative data subscriptions.
Alger Management may pay higher commissions for receipt of brokerage and research services in connection with securities trades that are consistent with the “safe harbor” provisions of Section 28(e) of the Securities Exchange Act. This benefits Alger Management because it does not have to pay for the research, products, or services. Such benefit gives Alger Management an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients’ interest in receiving the most favorable execution.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other client/Alger Affiliates accounts. This includes accounts other than those that pay commissions to the broker providing soft dollar benefits. Therefore, such products and services may disproportionately benefit certain client/Alger Affiliates accounts, including the Funds, to the extent that the commissions from such accounts are not used to purchase such services.
Neither the research services nor the amount of brokerage given to a particular broker-dealer are made through an arrangement or commitment that obligates Alger Management to pay selected broker-dealers for the services provided.
Alger Management has entered into certain commission sharing arrangements. A commission sharing arrangement allows Alger Management to aggregate commissions at a particular broker-dealer, and to direct that particular broker-dealer to pay various other broker-dealers from this pool of aggregate commissions for research and research services the broker-dealers have provided to Alger Management. These arrangements allow Alger Management to limit the broker-dealers it trades with, while maintaining valuable research relationships.
Additionally, Alger Management receives a credit for routing orders through a fixed connection with a national securities exchange, which is applied to the costs of research services.
In certain cases, a research service may serve additional functions that are not related to the making of investment decisions (such as accounting, record keeping or other administrative matters). Where a product obtained with commissions has such a mixed use, Alger Management will make a good faith allocation of the cost of the product according to its use. Alger Management will not use soft dollars to pay for services that provide only administrative or other non-research assistance.

Appendix: Executive Summary of SRI Proxy Voting Guidelines
Introduction
ISS’ Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner.
These dual objectives carry through to socially responsible investors' proxy voting activity once the security selection process is completed. In voting their shares, socially responsible shareholders are concerned not only with sustainable economic returns to shareholders and good corporate governance but also with the ethical behavior of corporations and the social and environmental impact of their actions.
Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. Generally, we take as our frame of reference policies that have been developed by groups such as the Interfaith Center on Corporate Responsibility, the General Board of Pension and Health Benefits of the United Methodist Church, Domini Social Investments, and other leading church shareholders and socially responsible mutual fund companies. Additionally, we incorporate the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.
On matters of corporate governance, executive compensation, and corporate structure, Social Advisory Services guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance consistent with responsibilities to society as a whole.
The guidelines provide an overview of how Social Advisory Services recommends that its clients vote. There may be cases in which the final vote recommendation on a particular company varies from the vote guideline due to the fact that Social Advisory Services closely examines the merits of each proposal and considers relevant information and company-specific circumstances in arriving at Social Advisory Services’ recommendations. ISS follows Alger Management’s proxy voting policies and procedures when voting proxies of securities held by the Funds, which may differ in some cases from the policies outlined in this document. Social Advisory Services updates its guidelines on an annual basis to take into account emerging issues and trends on environmental, social, and corporate governance topics, in addition to evolving market standards, regulatory changes, and client feedback.
Management Proposals
Board of Directors
Social Advisory Services considers director elections to be one of the most important voting decisions that shareholders make. Boards should be composed of a majority of independent directors and key board committees should be composed entirely of independent directors. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Directors are ultimately responsible to the corporation’s shareholders. The most direct expression of this responsibility is the requirement that directors be elected to their positions by the shareholders.
Social Advisory Services will generally oppose all director nominees if the board is not majority independent and will vote against or withhold from non-independent directors who sit on key board committees. Social Advisory Services will also vote against or withhold from incumbent members of the nominating committee, or other directors on a case-by-case basis, where the board is not comprised of at least 40% underrepresented gender identities (which include directors who identify as women or as non-binary) or at least 20% racially or ethnically diverse directors. The election of directors who have failed to attend a minimum of 75% of board and committee meetings held during the year will be opposed. Furthermore, Social Advisory Services will vote against or withhold from a director nominee who serves on an excessive number of boards. A non-CEO director will be deemed "overboarded" if they sit on more than five public company boards while CEO directors will be considered as such if they serve on more than two public company boards besides their own.

In addition, Social Advisory Services will generally vote against or withhold from directors individually, committee members, or potentially the entire board, for failure to adequately guard against or manage ESG risks or for lack of sustainability reporting in the company's public documents and/or website in conjunction with a failure to adequately manage or mitigate ESG risks. For companies that are significant greenhouse gas (GHG) emitters (defined as those on the current Climate Action 100+ Focus Group list), through their operations or value chain, Social Advisory Services will generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where Social Advisory Services determines that the company is not taking the minimum steps needed to be aligned with a Net Zero by 2050 trajectory.
Social Advisory Services supports requests asking for the separation of the positions of chairman and CEO, opposes the creation of classified boards, and reviews proposals to change board size on a case-by-case basis. Social Advisory Services also generally supports shareholder proposals calling for greater access to the board, affording shareholders the ability to nominate directors to corporate boards. Social Advisory Services may vote against or withhold from directors at companies where problematic pay practices exist, and where boards have not been accountable or responsive to their shareholders.
Board Responsiveness
Social Advisory Services will vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if the board fails to act on a shareholder proposal that received the support of a majority of the shares in the previous year. When evaluating board responsiveness issues, Social Advisory Services takes into account other factors, including the board’s failure to act on takeover offers where the majority of shares are tendered; if at the previous board election, any director received more than 50% withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Auditors
While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, Social Advisory Services believes that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. A Blue Ribbon Commission concluded that audit committees must improve their current level of oversight of independent accountants. Social Advisory Services will vote against the ratification of the auditor in cases where non-audit fees represent more than 25% of the total fees paid to the auditor in the previous year. Social Advisory Services supports requests asking for the rotation of the audit firm, if the request includes a timetable of five years or more.
Takeover Defenses / Shareholder Rights
Topics evaluated in this category include shareholders’ ability to call a special meeting or act by written consent, the adoption or redemption of poison pills, unequal voting rights, fair price provisions, greenmail, supermajority vote requirements, and confidential voting.
Social Advisory Services will generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Social Advisory Services generally opposes takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.
Miscellaneous Governance Provisions
Social Advisory Services evaluates proposals that concern governance issues such as shareholder meeting adjournments, quorum requirements, corporate name changes, and bundled or conditional proposals on a case-by-case basis, taking into account the impact on shareholder rights.

Capital Structures
Capital structure related topics include requests for increases in authorized stock, stock splits and reverse stock splits, issuances of blank check preferred stock, debt restructurings, and share repurchase plans.
Social Advisory Services supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Social Advisory Services supports capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests. Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the company’s prior or ongoing use of share authorizations and elements of the current request.
Executive and Director Compensation
The global financial crisis has resulted in significant erosion of shareholder value and highlighted the need for greater assurance that executive compensation is principally performance-based, fair, reasonable, and not designed in a manner that would incentivize excessive risk-taking by management. The crisis has raised questions about the role of pay incentives in influencing executive behavior and motivating inappropriate or excessive risk-taking and other unsustainable practices that could threaten a corporation‘s long-term viability. The safety lapses that led to the disastrous explosions at BP’s Deepwater Horizon oil rig and Massey Energy’s Upper Big Branch mine, and the resulting unprecedented losses in shareholder value; a) underscore the importance of incorporating meaningful economic incentives around social and environmental considerations in compensation program design, and; b) exemplify the costly liabilities of failing to do so.
Social Advisory Services evaluates executive and director compensation by considering the presence of appropriate pay-for-performance alignment with long-term shareholder value, compensation arrangements that risk “pay for failure,” and an assessment of the clarity and comprehensiveness of compensation disclosures. Shareholder proposals calling for additional disclosure on compensation issues or the alignment of executive compensation with social or environmental performance criteria are supported, while shareholder proposals calling for other changes to a company’s compensation programs are reviewed on a case-by-case basis.
The Dodd-Frank Wall Street Reform and Consumer Protection Act requires advisory shareholder votes on executive compensation (Say on Pay), an advisory vote on the frequency of say on pay, as well as a shareholder advisory vote on golden parachute compensation. Social Advisory Services will vote against Say on Pay proposals if there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, and the board exhibits a significant level of poor communication and responsiveness to shareholders.
Social Advisory Services will evaluate whether pay quantum is in alignment with company performance, and consideration will also be given to whether the proportion of performance-contingent pay elements is sufficient in light of concerns with a misalignment between executive pay and company performance.
Social Advisory Services will vote case-by-case on certain equity-based compensation plans depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach.
Mergers and Corporate Restructurings
Mergers, acquisitions, spinoffs, reincorporations, and other corporate restructuring plans are evaluated on a case-by-case basis, given the potential for significant impact on shareholder value and on shareholders’ economic interests. In addition, these corporate actions can have a significant impact on community stakeholders and the workforce, and may affect the levels of employment, community lending, equal opportunity, and impact on the environment.
Mutual Fund Proxies
There are a number of proposals that are specific to mutual fund proxies, including the election of trustees, investment advisory agreements, and distribution agreements. Social Advisory Services evaluates these proposals on a case-by-case basis taking into consideration recent trends and best practices at mutual funds.

Shareholder Proposals
Shareholder Proposals on Corporate Governance and Executive Compensation
Shareholder proposals topics include board-related issues, shareholder rights and board accountability issues, as well as compensation matters. Each year, shareholders file numerous proposals that address key issues regarding corporate governance and executive compensation. Social Advisory Services evaluates these proposals from the perspective that good corporate governance practices can have positive implications for a company and its ability to maximize shareholder value. Proposals that seek to improve a board’s accountability to its shareholders and other stakeholders are supported. Social Advisory Services supports initiatives that seek to strengthen the link between executive pay and performance, including performance elements related to corporate social responsibility.
Shareholder Proposals on Social and Environmental Topics
Shareholder resolutions on social and environmental topics include workplace diversity and safety topics, codes of conduct, labor standards and human rights, the environment and energy, weapons, consumer welfare, and public safety.
Socially responsible shareholder resolutions are receiving a great deal more attention from institutional shareholders today than they have in the past. In addition to the moral and ethical considerations intrinsic to many of these proposals, there is a growing recognition of their potential impact on the economic performance of the company. Among the reasons for this change are:
•
The number and variety of shareholder resolutions on social and environmental issues has increased;
•
Many of the sponsors and supporters of these resolutions are large institutional shareholders with significant holdings, and therefore, greater direct influence on the outcomes;
•
The proposals are more sophisticated – better written, more focused, and more sensitive to the feasibility of implementation; and
•
Investors now understand that a company’s response to social and environmental issues can have serious economic consequences for the company and its shareholders.
Social Advisory Services generally supports requests for additional disclosures that would allow shareholders to better assess the board and management's oversight of risks in the company’s operations. Social Advisory Services will closely evaluate proposals that ask the company to cease certain actions that the proponent believes are harmful to society or some segment of society with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. Social Advisory Services supports shareholder proposals that seek to improve a company’s public image or reduce its exposure to liabilities and risks.

Investment Manager:
Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Distributor:
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Transfer Agent:
The Alger ETF Trust
c/o The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
Custodian Bank:
The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286
Independent Registered Public
Accounting Firm:
[xx]
Counsel:
Kirkland & Ellis LLP
601 Lexington Avenue
New York, New York 10022
The Alger ETF Trust
STATEMENT OF
ADDITIONAL
INFORMATION
[xx], 2024

CEAI ETFSAI

PART C
OTHER INFORMATION
Item 28.
EXHIBITS
Exhibit No.	Description of Exhibit
(a)	Articles of Incorporation:
(a-1)
Agreement and Declaration of Trust for The Alger ETF Trust (“Registrant”), dated March 24, 2020
( Incorporated by reference to Registrant’s Registration Statement on Form N-1A (the “Registration
Statement”), filed with the SEC on August 18, 2020)

(a-2)	Certificate of Designation, dated March 24, 2020 (Incorporated by reference to the Registration Statement, filed with the SEC on August 18, 2020)
(a-3)	Certificate of Designation (Alger Mid Cap 40 ETF), dated August 13, 2020 ( Incorporated by reference to the Registration Statement, filed with the SEC on August 18, 2020)
(a-4)	Certificate of Designation (Alger 25 ETF), dated August 13, 2020 ( Incorporated by reference to the Registration Statement, filed with the SEC on August 18, 2020)
(a-5)	Certificate of Termination (Alger Focus Fund) (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(a-6)	Certificate of Amendment (Alger 35 ETF), dated February 11, 2021 ( Incorporated by reference to Pre- Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(a-7)
Certificate of Designation (Alger Weatherbie Enduring Growth ETF), dated December 6, 2022
( Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed with the
SEC on November February 10, 2023)

(a-8)	Certificate of Designation (Alger Concentrated Equity ETF), dated [xx] (to be filed by amendment)
(a-9)	Certificate of Designation (Alger Artificial Intelligence ETF), dated [xx] (to be filed by amendment)
(b)	By-laws: Amended and Restated By-laws of Registrant (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(c)	Instruments Defining Rights of Security Holders: See Exhibits (a) and (b)
(d)	Investment Advisory Contracts:
(d-1)
Amended & Restated Investment Management Agreement (“IMA”) between Registrant and Fred Alger
Management, LLC (“FAM”), dated February 11, 2021 ( Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)

(d-2)	Amendment to IMA, dated December 6, 2022 (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed with the SEC on November February 10, 2023)
(d-3)	Amendment to IMA, dated [xx], 2024 (to be filed by amendment)
(d-4)
Contract to Support Fee Waiver/Expense Reimbursement, dated March 28, 2023 ( Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed with the SEC on April 26, 2023)

(d-5)	Contract to Support Fee Waiver/Expense Reimbursement, dated [xx], 2024 (to be filed by amendment)
(d-6)
Sub-Advisory Agreement between FAM and Weatherbie Capital, LLC, dated March 1, 2017 ( Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed with the SEC on
November 18, 2022)

(d-7)	Amendment to Sub-Advisory Agreement, dated September 29, 2020 ( Incorporated by reference to Post- Effective Amendment No. 2 to the Registration Statement, filed with the SEC on November 18, 2022)
(d-8)
Amendment to Sub-Advisory Agreement, dated December 6, 2022 (Incorporated by reference to Post-
Effective Amendment No. 3 to the Registration Statement, filed with the SEC on November February 10,
2023 )

(e)	Underwriting Contracts:
(e-1)	Amended & Restated Distribution Agreement, dated February 11, 2021 ( Incorporated by reference to Pre- Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)

Exhibit No.	Description of Exhibit
(e-2)
Amendment to Amended & Restated Distribution Agreement, dated December 6, 2022 ( Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed with the SEC on
November February 10, 2023)

(f)	Bonus or Profit Sharing Contracts: Not applicable.
(g)	Custodian Agreements:
(g-1)
Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (“BBH”), dated February
29, 2008 ( Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)

(g-2)	Amendment to Custodian Agreement, dated January 6, 2017 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(g-3)	Amendment to Custodian Agreement, dated December 20, 2017 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(g-4)	Amendment to Custodian Agreement, dated October 15, 2018 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(g-5)	Amendment to Custodian Agreement, dated January 4, 2021 (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(g-6)	Amendment to Custodian Agreement, dated December 7, 2021 (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on April 27, 2022)
(g-7)	Amendment to Custodian Agreement, dated January 18, 2023 (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed with the SEC on November February 10, 2023)
(h)	Other Material Contracts:
(h-1)
Transfer and Administrative Agency Agreement (“TA Agreement”) Between Registrant and BBH, dated
January 4, 2021 ( Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
Statement, filed with the SEC on February 19, 2021)

(h-2)	Amendment to TA Agreement, dated May 12, 2021 (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed with the SEC on November 18, 2022)
(h-3)	Amendment to TA Agreement, dated January 18, 2023 (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed with the SEC on November February 10, 2023)
(h-4)	Form of Authorized Participant Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(h-5)	Form of Authorized Participant Representative Agreement (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(h-6)
Form of Authorized Participant Representative Agreement (Clearing Broker) ( Incorporated by reference to
Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)

(i)	Legal Opinions
(i-1)	Opinion of Sullivan & Worcester (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February 19, 2021)
(i-2)
Opinion of Sullivan & Worcester (Alger Weatherbie Enduring Growth ETF) ( Incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement, filed with the SEC on November February
10, 2023 )

(i-3)	Opinion of Sullivan & Worcester (Alger Concentrated Equity ETF and Alger Artificial Intelligence ETF) (to be filed by amendment)
(j)	Other Opinions: Consent of Independent Registered Public Accounting Firm (to be filed by amendment)
(k)	Omitted Financial Statements: Not applicable.
(l)
Initial Capital Agreements: Purchase Agreement for Registrant, dated January 5, 2021 ( Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the SEC on February
19, 2021 )

(m)	Rule 12b-1 Plan, dated December 6, 2022 (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed with the SEC on November February 10, 2023)
(n)	Rule 18f-3 Plan: Not applicable.

Exhibit No.	Description of Exhibit
(o)	Reserved.
(p)	Codes of Ethics: Code of Ethics (filed herewith)
(q)	Powers of Attorney executed by Hal Liebes, Michael D. Martins, Hilary M. Alger, Charles F. Baird, Jr., Roger P. Cheever, David Rosenberg and Nathan E. Saint-Amand, M.D. ( filed herewith)

101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH	XBRL Taxonomy Extension Schema
101.CAL	XBRL Taxomony Extension Calculation Linkbase
101.DEF	XBRL Taxomony Extension Definition Linkbase
101.LAB	XBRL Taxomony Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Item 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.
Item 30.
INDEMNIFICATION
Under Section 8.4 of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended to date (“Declaration of Trust”), any past or present Trustee or officer of Registrant (including persons who serve at Registrant’s request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) is indemnified to the fullest extent permitted by law against all liabilities, penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by them in connection with any action, suit or other proceeding in which they may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person (i) had not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of Registrant or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of their duties involved in the conduct of such Covered Person’s office. Certain expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and (i) the Covered Person provided security for such undertaking, (ii) Registrant is insured against losses from any lawful advances, or (iii) a majority or quorum of the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Fred Alger Management, LLC (“FAM”), which serves as investment manager to each Fund, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. FAM presently serves as investment adviser to five open-end investment companies and one ETF, including the Registrant.
Set forth below is the name and principal business address of each company, excluding FAM-advised funds, for which a director or officer of FAM serves as a director, officer or employee:
Alger Alternative Holdings, LLC
Alger Alternative Holdings II, LLC
Alger Apple Real Estate, LLC
Alger Associates, Inc.
Alger Boulder I LLC
Alger Capital, LLC
Alger Group Holdings, LLC
Alger International Holdings
Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, New York 10004
Alger Management, Ltd.
85 Gresham Street, Suite 308
London EC2V 7NQ
United Kingdom
Weatherbie Capital, LLC

265 Franklin Street, Suite 1603
Boston, Massachusetts 02110
Listed below are the officers of FAM.
NAME AND POSITION WITH FAM	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
Daniel C. Chung Chairman, President, Chief Executive Officer (“CEO”)
President and CEO, Alger Associates, Inc., Weatherbie
Capital, LLC, Alger Apple Real Estate, LLC and Alger
Boulder I LLC; Director, Alger Management, Ltd. and
Alger SICAV; President, CEO and Manager, Alger Group
Holdings, LLC and Alger Capital, LLC

Robert Kincel Chief Financial Officer (“CFO”), Senior Vice President, Treasurer
CFO and Treasurer, Alger Associates, Inc.; CFO, Treasurer,
Vice President and Manager, Alger Group Holdings, LLC
and Alger Capital, LLC; CFO, Treasurer and Senior Vice
President, Fred Alger & Company, LLC; Treasurer and
CFO, Weatherbie Capital, LLC; Treasurer, Alger Apple
Real Estate, LLC and Alger Boulder I LLC; Authorized
Signer, Alger Management, Ltd.

Hal Liebes Chief Operating Officer (“COO”), Secretary, Executive Vice President
COO and Secretary, Alger Associates, Inc. and Weatherbie
Capital, LLC; COO, Vice President, Secretary and
Manager, Alger Group Holdings, LLC and Alger Capital,
LLC; Director, Alger SICAV; Executive Director and
Chairman, Alger Management, Ltd.; Manager and
Secretary, Alger Apple Real Estate LLC; Manager, Alger
Partners Investors I, LLC, Alger Partners Investors II, LLC,
Alger Partners Investors KEIGF and Alger Partners
Investors-Crossbay LLC; Secretary, Alger Boulder I LLC

Tina Payne Chief Compliance Officer (“CCO”), General Counsel, Assistant Secretary, Senior Vice President
Senior Vice President, General Counsel and Secretary, Fred
Alger & Company, LLC; Chief Compliance Officer and
Authorized Signer, Alger Management, Ltd.; Assistant
Secretary, Weatherbie Capital, LLC; Vice President and
Assistant Secretary, Alger Group Holdings, LLC

Christoph Hofmann Chief Distribution Officer, Executive Vice President	President, CEO and Chief Distribution Officer, Fred Alger & Company, LLC
For more information as to the business, profession, vocation or employment of a substantial nature of additional officers of FAM, reference is made to FAM’s current Form ADV (SEC File No. 801-06709) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 32.
PRINCIPAL UNDERWRITER
(a)
Fred Alger & Company, LLC (“Alger LLC”) acts as principal underwriter for Registrant, The Alger Funds,
The Alger Institutional Funds, The Alger Portfolios, The Alger Funds II, and Alger Global Focus Fund.

(b)	Alger LLC is a Delaware limited liability company located at 100 Pearl Street, 27th Floor, New York, New York 10004. The following is a list of the directors and officers of Alger LLC:

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Darryl Ah Now	Senior Vice President	None
Scott Anderson	Senior Vice President	None
David Berdine	Vice President	None
Alex Bernstein	Senior Vice President	None
Natalie Cardona	Assistant Vice President	None
Josephine Carey	Vice President	None
Peter Chang	Senior Vice President	None
Joo Chia	Assistant Vice President	None
Kevin Collins	Senior Vice President	None
Chris Conte	Vice President	None
Brian Costello	Senior Vice President	None
Ryan Craig	Vice President	None
Jessica Davis	Vice President	None
Tommy Ding	Assistant Vice President	None
Christopher Downey	Vice President	None
Edward Doyle	Senior Vice President	None
Joanne Dwyer	Assistant Vice President	None
Neil Elevado	Assistant Vice President	None
Elizabeth Flanders	Vice President	None
Jonathan Foster	Senior Vice President	None
Christopher Franz	Vice President	None
Victor Frazier	Vice President	None
Matthew Galletta	Senior Vice President	None
Nicholas Generale	Vice President	None
Daniel Giblin	Assistant Vice President	None
Matthew Goldberg	Senior Vice President	None
Andrew Harrington	Vice President	None
Peter Harris	Vice President	None
Ivana Hayblum	Vice President	None
Christopher Hine	Assistant Vice President	None
Christoph Hofmann	President, Chief Distribution Officer	None
Frank Iacovano	Vice President	None
Stacia Ikpe	Senior Vice President	None
Sean Jacobus	Vice President	None
Kevin Karpich	Assistant Vice President	None
Robert Kerr	Vice President	None
Daniel Kilpatrick	Vice President	None
Robert Kincel	Senior Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Alan Kirby	Senior Vice President	None
Aaron Lee	Vice President	None
David Lewis	Vice President	None
Hal Liebes	Executive Vice President	President, Principal Executive Officer
Jacob Lilie	Senior Vice President	None
Chris Lin	Vice President	None
Chad Mackelprang	Vice President	None
Barbara Mackey	Assistant Vice President	None
Roman Magiera	Assistant Vice President	None
Sharudh Majid	Vice President	None
Robert Marks	Vice President	None
Michael Martins	Senior Vice President	Treasurer, Principal Financial Officer
James McCormick	Senior Vice President	None
Edwin Peter Moor	Vice President	None
Nicholas Morrello	Vice President	None
Michael Nelson	Vice President	None
Brad Neuman	Senior Vice President	None
Arthur Nowak	Vice President	None
Udoka Nwogugu	Vice President	None
Shannon O'Connor	Senior Vice President	None
Subhasish Parida	Vice President	None
Sergio Pavone	Vice President	Assistant Treasurer
Tina Payne	Senior Vice President	Secretary, Chief Compliance Officer, Chief Legal Officer
Mia Pillinger	Vice President	Assistant Secretary
May Poon	Senior Vice President	None
Kosal Prum	Vice President	None
Jessie Quick	Vice President	None
Margaret Revell	Assistant Vice President	None
Jacquelyn Rizzo	Vice President	None
Ryan Rodgers	Vice President	None
Tyler Rosenthal	Vice President	None
Sushmita Sahu	Vice President	AML Compliance Officer
Katherine Schupp	Senior Vice President	None
Jason Smilowitz	Vice President	None
Pramod Somani	Vice President	None
Joseph Spano	Vice President	None
Zenon Staniek	Vice President	None
Joseph Stein	Vice President	None
John Stergiou	Senior Vice President	None
John Strouse	Vice President	None

NAME	POSITION(S) AND OFFICE(S) WITH ALGER LLC	POSITION(S) AND OFFICE(S) WITH REGISTRANT
Jeffrey Vigilante	Vice President	None
Shannon Weiss	Vice President	None
Mark Werner	Vice President	None
Nathaniel Young	Assistant Vice President	None
David Zappone	Vice President	None
Jordan Zdatny	Assistant Vice President	None

(c)	Not applicable.
Item 33.
LOCATION OF ACCOUNTS AND RECORDS
Omitted pursuant to Instruction 3 of Item 33 of Form N-1A.
Item 34.
MANAGEMENT SERVICES
Not applicable.
Item 35.
UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 26th day of December, 2023.
THE ALGER ETF TRUST
By:	/s/ Hal Liebes
Hal Liebes, President

ATTEST:	/s/ Tina Payne
Tina Payne, Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Hal Liebes	President (Principal Executive Officer)	December 26, 2023
Hal Liebes
/s/ Michael D. Martins	Treasurer (Principal Financial Officer)	December 26, 2023
Michael D. Martins
*	Trustee	December 26, 2023
Charles F. Baird
*	Trustee	December 26, 2023
Hilary M. Alger
*	Trustee	December 26, 2023
David Rosenberg
*	Trustee	December 26, 2023
Nathan E. Saint-Amand

*By:	/s/ Hal Liebes
Hal Liebes Attorney-In-Fact

Exhibit Index
Exhibit No.	Description of Exhibit
(p)	Amended and Restated Code of Ethics
(q)	Powers of Attorney